Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

January 31, 2021

EMT-QTLY-0321
1.9891460.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	1,857	$67,372
ATN International, Inc.	1,527	65,936
Bandwidth, Inc. (a)(b)	3,321	591,603
Cincinnati Bell, Inc. (a)	7,399	112,761
Cogent Communications Group, Inc.	6,318	359,810
Consolidated Communications Holdings, Inc. (a)	10,026	61,209
Iridium Communications, Inc. (a)	17,536	863,999
Liberty Latin America Ltd.:
Class A (a)	1,073	10,827
Class C (a)	28,529	282,152
ORBCOMM, Inc. (a)	11,469	85,903
Vonage Holdings Corp. (a)	34,910	435,677
		2,937,249
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	16,246	215,422
Cinemark Holdings, Inc. (b)	15,812	320,035
Glu Mobile, Inc. (a)	22,793	200,806
Lions Gate Entertainment Corp.:
Class A (a)(b)	12,566	175,798
Class B (a)	13,916	172,002
Madison Square Garden Entertainment Corp. (a)	2,692	238,915
Madison Square Garden Sports Corp. (a)	2,566	415,410
Marcus Corp. (b)	3,340	58,784
Sciplay Corp. (A Shares) (a)	3,150	50,306
World Wrestling Entertainment, Inc. Class A (b)	7,053	397,295
Zynga, Inc.(a)	149,322	1,479,781
		3,724,554
Interactive Media & Services - 1.9%
ANGI Homeservices, Inc. Class A (a)	11,975	167,411
CarGurus, Inc. Class A (a)	12,838	375,512
Cars.com, Inc. (a)	10,252	119,026
Eventbrite, Inc. (a)	10,208	182,213
EverQuote, Inc. Class A (a)	1,442	64,977
Liberty TripAdvisor Holdings, Inc. (a)	10,429	42,550
Match Group, Inc. (a)	38,739	5,418,037
Pinterest, Inc. Class A (a)	76,117	5,214,776
QuinStreet, Inc. (a)	7,510	158,987
TripAdvisor, Inc. (a)	14,366	444,915
TrueCar, Inc. (a)	13,698	61,367
Yelp, Inc. (a)	10,330	336,655
Zillow Group, Inc.:
Class A (a)	5,040	699,149
Class C (a)(b)	22,424	2,925,435
		16,211,010
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	36,171	1,286,602
AMC Networks, Inc. Class A (a)(b)	4,376	216,262
Cable One, Inc.	809	1,618,000
Cardlytics, Inc. (a)	4,082	499,106
Clear Channel Outdoor Holdings, Inc. (a)	70,829	140,950
comScore, Inc. (a)	7,743	24,700
Cumulus Media, Inc. (a)	2,407	20,893
E.W. Scripps Co. Class A	8,114	120,168
Entercom Communications Corp. Class A	19,006	88,378
Gannett Co., Inc. (a)	20,280	90,854
Gray Television, Inc. (a)	13,518	230,482
Interpublic Group of Companies, Inc.	58,041	1,397,047
John Wiley & Sons, Inc. Class A	6,611	301,528
Loral Space & Communications Ltd.	1,760	44,704
Meredith Corp.	6,190	135,747
MSG Network, Inc. Class A (a)(b)	6,071	104,846
National CineMedia, Inc.	9,501	39,572
News Corp.:
Class A	57,798	1,121,281
Class B	18,678	352,641
Nexstar Broadcasting Group, Inc. Class A	6,629	753,518
Scholastic Corp.	4,110	105,915
Sinclair Broadcast Group, Inc. Class A (b)	7,044	221,956
Sirius XM Holdings, Inc.	176,844	1,107,043
TechTarget, Inc. (a)	3,511	262,272
Tegna, Inc.	31,982	512,671
The New York Times Co. Class A	21,629	1,072,582
WideOpenWest, Inc. (a)	7,768	82,729
		11,952,447
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	6,420	74,087
Gogo, Inc. (a)(b)	7,228	96,855
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	7,554	293,624
Telephone & Data Systems, Inc.	15,136	283,800
U.S. Cellular Corp. (a)	2,158	67,286
		837,730

TOTAL COMMUNICATION SERVICES		35,662,990

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.3%
Adient PLC (a)	13,863	447,636
American Axle & Manufacturing Holdings, Inc. (a)	17,037	150,096
Autoliv, Inc.	11,630	1,031,697
BorgWarner, Inc.	36,336	1,525,749
Cooper Tire & Rubber Co.	7,734	284,225
Cooper-Standard Holding, Inc. (a)	2,400	73,224
Dana, Inc.	21,466	415,582
Dorman Products, Inc. (a)	4,246	385,664
Fox Factory Holding Corp. (a)	6,206	742,486
Gentex Corp.	36,606	1,209,828
Gentherm, Inc. (a)	4,941	302,686
LCI Industries	3,710	480,000
Lear Corp.	8,116	1,223,568
Modine Manufacturing Co. (a)	7,203	90,398
Motorcar Parts of America, Inc. (a)	2,644	59,834
Patrick Industries, Inc.	3,212	221,821
Standard Motor Products, Inc.	3,027	118,749
Stoneridge, Inc. (a)	3,875	106,369
Tenneco, Inc. (a)	6,958	70,276
The Goodyear Tire & Rubber Co.	35,163	370,970
Veoneer, Inc. (a)(b)	13,930	366,220
Visteon Corp. (a)	4,124	525,728
Workhorse Group, Inc. (a)(b)	15,836	543,492
		10,746,298
Automobiles - 0.3%
Harley-Davidson, Inc.	22,738	911,566
Thor Industries, Inc.	8,214	993,976
Winnebago Industries, Inc.	5,072	350,272
		2,255,814
Distributors - 0.3%
Core-Mark Holding Co., Inc.	6,630	203,342
Funko, Inc. (a)	3,165	37,822
Pool Corp.	5,985	2,119,767
		2,360,931
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	7,795	300,809
American Public Education, Inc. (a)	2,084	59,978
Bright Horizons Family Solutions, Inc. (a)	9,031	1,372,441
Carriage Services, Inc.	2,337	77,401
Chegg, Inc. (a)	19,224	1,831,278
Collectors Universe, Inc.	1,339	122,264
Frontdoor, Inc. (a)	12,676	697,687
Graham Holdings Co.	607	344,843
Grand Canyon Education, Inc. (a)	6,984	593,221
H&R Block, Inc.	27,521	474,187
Houghton Mifflin Harcourt Co. (a)	17,911	88,301
Laureate Education, Inc. Class A (a)	16,019	208,407
OneSpaWorld Holdings Ltd. (b)	7,017	66,591
Perdoceo Education Corp. (a)	9,919	117,342
Regis Corp. (a)(b)	3,877	36,793
Select Interior Concepts, Inc. (a)	2,905	21,700
Service Corp. International	25,627	1,292,370
Strategic Education, Inc.	3,690	326,085
Stride, Inc. (a)	6,316	162,637
Terminix Global Holdings, Inc.(a)	19,632	936,054
Weight Watchers International, Inc. (a)	7,077	187,965
		9,318,354
Hotels, Restaurants & Leisure - 2.4%
Bally's Corp.	2,721	142,798
Biglari Holdings, Inc. (a)	122	13,998
BJ's Restaurants, Inc.	3,325	155,411
Bloomin' Brands, Inc.	11,984	252,503
Boyd Gaming Corp.	11,990	541,468
Brinker International, Inc.	6,798	400,266
Caesars Entertainment, Inc. (a)	31,072	2,187,158
Carrols Restaurant Group, Inc. (a)	4,946	30,368
Choice Hotels International, Inc.	4,254	428,123
Churchill Downs, Inc.	5,263	986,549
Chuy's Holdings, Inc. (a)	2,763	96,926
Cracker Barrel Old Country Store, Inc.	3,545	479,674
Dave & Buster's Entertainment, Inc.	7,150	243,243
Del Taco Restaurants, Inc.	4,649	44,723
Denny's Corp. (a)	9,744	153,273
Dine Brands Global, Inc.	2,517	173,069
Drive Shack, Inc. (a)	8,766	21,126
El Pollo Loco Holdings, Inc. (a)	2,658	54,090
Everi Holdings, Inc. (a)	12,925	169,059
Extended Stay America, Inc. unit	24,065	353,274
Fiesta Restaurant Group, Inc. (a)	2,422	36,475
Golden Entertainment, Inc. (a)	2,696	45,832
Hilton Grand Vacations, Inc. (a)	12,980	385,766
Hyatt Hotels Corp. Class A	5,173	339,659
Jack in the Box, Inc.	3,358	316,122
Lindblad Expeditions Holdings (a)	4,374	68,672
Marriott Vacations Worldwide Corp.	6,134	753,010
Monarch Casino & Resort, Inc. (a)	1,803	95,289
Noodles & Co. (a)	3,946	33,423
Papa John's International, Inc.	4,880	499,126
Penn National Gaming, Inc. (a)	22,002	2,282,047
Planet Fitness, Inc. (a)	12,171	876,312
Playa Hotels & Resorts NV (a)	7,871	41,874
PlayAGS, Inc. (a)	5,292	27,254
Red Robin Gourmet Burgers, Inc. (a)	2,228	58,351
Red Rock Resorts, Inc.	10,032	235,551
Ruth's Hospitality Group, Inc.	4,645	84,493
Scientific Games Corp. Class A (a)	8,411	329,879
SeaWorld Entertainment, Inc. (a)	7,744	221,246
Shake Shack, Inc. Class A (a)	5,325	603,962
Six Flags Entertainment Corp.	11,423	390,667
Texas Roadhouse, Inc. Class A	9,734	741,828
The Cheesecake Factory, Inc. (b)	6,334	284,840
Vail Resorts, Inc.	5,999	1,595,494
Wendy's Co.	26,822	547,169
Wingstop, Inc.	4,423	663,671
Wyndham Destinations, Inc.	12,713	562,423
Wyndham Hotels & Resorts, Inc.	13,754	800,070
		19,847,604
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	4,629	76,934
Cavco Industries, Inc. (a)	1,285	242,428
Century Communities, Inc. (a)	4,402	206,630
Ethan Allen Interiors, Inc.	3,261	77,123
GoPro, Inc. Class A (a)(b)	18,278	163,588
Helen of Troy Ltd. (a)	3,790	925,708
Hooker Furniture Corp.	1,724	51,944
Installed Building Products, Inc. (a)	3,332	349,627
iRobot Corp. (a)(b)	4,167	500,457
KB Home	13,230	550,897
La-Z-Boy, Inc.	6,953	269,220
Leggett & Platt, Inc.	19,731	808,971
LGI Homes, Inc. (a)	3,328	355,131
Lovesac (a)(b)	1,520	85,941
M.D.C. Holdings, Inc.	7,739	402,583
M/I Homes, Inc. (a)	4,316	213,081
Meritage Homes Corp. (a)	5,606	449,938
Mohawk Industries, Inc. (a)	8,862	1,272,583
Newell Brands, Inc.	56,218	1,350,356
Skyline Champion Corp. (a)	7,756	260,834
Sonos, Inc. (a)	13,361	349,390
Taylor Morrison Home Corp. (a)	19,444	505,155
Tempur Sealy International, Inc. (a)	28,758	759,211
Toll Brothers, Inc.	17,097	873,657
TopBuild Corp. (a)	4,911	981,954
TRI Pointe Homes, Inc. (a)	19,086	385,537
Tupperware Brands Corp. (a)	7,390	222,291
Turtle Beach Corp. (a)	2,248	67,215
Universal Electronics, Inc. (a)	1,962	106,419
Whirlpool Corp.	9,288	1,719,116
ZAGG, Inc. (a)	4,373	18,192
		14,602,111
Internet & Direct Marketing Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	3,872	118,987
Chewy, Inc. (a)(b)	11,219	1,142,319
Duluth Holdings, Inc. (a)	1,868	23,294
Etsy, Inc. (a)	18,803	3,743,489
Groupon, Inc. (a)	3,251	111,087
GrubHub, Inc. (a)	13,833	1,041,210
Lands' End, Inc. (a)	2,504	69,135
Magnite, Inc. (a)(b)	16,664	577,241
Overstock.com, Inc. (a)(b)	6,355	493,148
PetMed Express, Inc.	2,964	113,225
Quotient Technology, Inc. (a)	10,972	97,212
Qurate Retail, Inc. Series A	57,493	724,412
Revolve Group, Inc. (a)	3,777	140,353
Shutterstock, Inc.	3,317	215,572
Stamps.com, Inc. (a)	2,707	618,035
Stitch Fix, Inc. (a)	8,515	812,672
The RealReal, Inc. (a)	8,970	212,410
Wayfair LLC Class A (a)	10,854	2,955,761
		13,209,562
Leisure Products - 0.6%
Acushnet Holdings Corp.	5,230	213,489
American Outdoor Brands, Inc. (a)	1,909	36,233
Brunswick Corp.	11,648	1,007,086
Callaway Golf Co.	14,218	396,540
Clarus Corp.	3,370	54,122
Johnson Outdoors, Inc. Class A	1,166	127,129
Malibu Boats, Inc. Class A (a)	3,114	218,323
MasterCraft Boat Holdings, Inc. (a)	2,713	69,263
Mattel, Inc. (a)	51,584	934,702
Polaris, Inc.	8,622	1,005,929
Smith & Wesson Brands, Inc.	8,454	139,998
Sturm, Ruger & Co., Inc.	2,728	172,846
Vista Outdoor, Inc. (a)	8,635	251,883
YETI Holdings, Inc. (a)	11,216	738,237
		5,365,780
Multiline Retail - 0.4%
Big Lots, Inc.	5,290	315,707
Dillard's, Inc. Class A	1,112	97,645
Kohl's Corp.	23,465	1,033,868
Macy's, Inc. (b)	45,917	690,592
Nordstrom, Inc. (b)	16,296	577,693
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,481	803,405
		3,518,910
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	9,370	216,166
Advance Auto Parts, Inc.	10,146	1,513,174
America's Car Mart, Inc. (a)	961	114,148
American Eagle Outfitters, Inc.	22,214	504,036
Asbury Automotive Group, Inc. (a)	2,868	409,005
At Home Group, Inc. (a)	8,155	198,737
AutoNation, Inc. (a)	8,739	622,916
Barnes & Noble Education, Inc. (a)	4,740	27,776
Bed Bath & Beyond, Inc.	18,785	663,674
Boot Barn Holdings, Inc. (a)	4,333	248,021
Caleres, Inc.	5,282	79,811
Camping World Holdings, Inc.	5,561	189,964
Carvana Co. Class A (a)	8,419	2,198,959
Chico's FAS, Inc.	18,740	41,415
Citi Trends, Inc.	1,577	93,043
Conn's, Inc. (a)	2,785	43,808
Designer Brands, Inc. Class A	9,022	110,520
Dick's Sporting Goods, Inc.	9,851	660,116
Express, Inc. (a)	9,812	58,872
Five Below, Inc. (a)	8,346	1,466,643
Floor & Decor Holdings, Inc. Class A (a)	15,474	1,424,691
Foot Locker, Inc.	15,410	675,266
GameStop Corp. Class A (a)(b)	8,152	2,649,400
Gap, Inc.	30,845	624,611
Genesco, Inc. (a)	2,042	79,250
Group 1 Automotive, Inc.	2,580	355,060
Guess?, Inc.	5,516	128,082
Haverty Furniture Companies, Inc.	2,604	85,125
Hibbett Sports, Inc. (a)	2,575	145,359
L Brands, Inc.	34,686	1,413,801
Lithia Motors, Inc. Class A (sub. vtg.)	3,888	1,239,028
Lumber Liquidators Holdings, Inc. (a)	4,330	121,067
MarineMax, Inc. (a)	3,401	142,264
Michaels Companies, Inc. (a)	11,042	171,151
Monro, Inc.	5,031	294,163
Murphy U.S.A., Inc.	3,985	496,411
National Vision Holdings, Inc. (a)	12,128	562,375
OneWater Marine, Inc. Class A	1,395	45,100
Party City Holdco, Inc. (a)	16,460	118,347
Penske Automotive Group, Inc.	4,659	278,795
Rent-A-Center, Inc.	7,351	318,298
RH (a)	2,325	1,105,212
Sally Beauty Holdings, Inc. (a)	16,950	255,945
Shoe Carnival, Inc.	1,173	55,119
Signet Jewelers Ltd.	7,774	315,780
Sleep Number Corp. (a)	4,165	448,737
Sonic Automotive, Inc. Class A (sub. vtg.)	3,573	146,243
Sportsman's Warehouse Holdings, Inc. (a)	6,716	117,664
The Aaron's Co., Inc. (a)	4,924	83,413
The Buckle, Inc. (b)	4,296	168,919
The Cato Corp. Class A (sub. vtg.)	2,794	31,768
The Children's Place Retail Stores, Inc. (a)(b)	2,219	163,030
The ODP Corp.	7,878	336,312
Tilly's, Inc.	3,378	33,104
Urban Outfitters, Inc. (a)	10,019	274,821
Williams-Sonoma, Inc.	11,417	1,471,880
Winmark Corp.	447	76,272
Zumiez, Inc. (a)	3,005	129,455
		26,042,122
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	22,363	931,643
Carter's, Inc.	6,441	567,066
Columbia Sportswear Co.	4,472	391,121
Crocs, Inc. (a)	10,058	704,261
Deckers Outdoor Corp. (a)	4,172	1,218,141
Fossil Group, Inc. (a)	7,053	102,269
G-III Apparel Group Ltd. (a)	6,552	177,166
Hanesbrands, Inc.	51,758	791,380
Kontoor Brands, Inc.	7,110	256,813
Levi Strauss & Co. Class A	9,972	196,548
Movado Group, Inc.	2,439	50,390
Oxford Industries, Inc.	2,530	165,057
PVH Corp.	10,600	903,756
Ralph Lauren Corp.	7,190	726,550
Rocky Brands, Inc.	937	32,289
Samsonite International SA (a)(d)	213,600	308,557
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,310	700,289
Steven Madden Ltd.	11,568	388,685
Tapestry, Inc.	41,423	1,309,795
Under Armour, Inc.:
Class A (sub. vtg.) (a)	33,189	580,808
Class C (non-vtg.) (a)	22,985	344,085
Unifi, Inc. (a)	2,034	48,714
Vera Bradley, Inc. (a)	3,066	25,908
Wolverine World Wide, Inc.	12,398	355,079
		11,276,370

TOTAL CONSUMER DISCRETIONARY		118,543,856

CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	1,365	1,251,555
Coca-Cola Bottling Co. Consolidated	697	186,001
Keurig Dr. Pepper, Inc.	85,571	2,721,158
MGP Ingredients, Inc.	2,055	118,985
National Beverage Corp. (b)	1,755	265,953
Newage, Inc. (a)(b)	14,268	43,517
		4,587,169
Food & Staples Retailing - 0.7%
Andersons, Inc.	4,372	100,556
BJ's Wholesale Club Holdings, Inc. (a)	20,469	861,131
Casey's General Stores, Inc.	5,476	1,026,640
Chefs' Warehouse Holdings (a)	4,900	133,721
Grocery Outlet Holding Corp. (a)	12,797	546,304
Ingles Markets, Inc. Class A	2,049	97,450
Performance Food Group Co. (a)	19,846	930,380
PriceSmart, Inc.	3,434	322,384
Rite Aid Corp. (a)(b)	8,414	221,204
SpartanNash Co.	5,553	102,842
Sprouts Farmers Market LLC (a)	17,776	402,626
U.S. Foods Holding Corp. (a)	32,969	1,021,709
United Natural Foods, Inc. (a)(b)	8,477	229,557
Weis Markets, Inc.	2,464	121,426
		6,117,930
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	9,646	367,320
Beyond Meat, Inc. (a)(b)	7,381	1,314,408
Bunge Ltd.	20,848	1,364,293
Cal-Maine Foods, Inc. (a)	5,549	212,749
Calavo Growers, Inc.	2,560	194,944
Campbell Soup Co.	30,080	1,447,149
Darling Ingredients, Inc. (a)	24,108	1,494,937
Farmer Brothers Co. (a)	1,926	10,092
Flowers Foods, Inc.	29,142	669,100
Fresh Del Monte Produce, Inc.	4,228	103,459
Freshpet, Inc. (a)	6,070	845,612
Hostess Brands, Inc. Class A (a)	19,463	298,757
Ingredion, Inc.	9,996	754,398
J&J Snack Foods Corp.	2,215	338,142
John B. Sanfilippo & Son, Inc.	1,266	101,824
Lancaster Colony Corp.	2,897	505,758
Landec Corp. (a)	3,856	41,105
Pilgrim's Pride Corp. (a)	7,003	135,718
Post Holdings, Inc. (a)	9,105	863,609
Sanderson Farms, Inc.	2,940	400,399
Seaboard Corp.	36	113,264
The Hain Celestial Group, Inc. (a)	12,357	513,866
The Simply Good Foods Co. (a)	12,628	360,403
Tootsie Roll Industries, Inc. (b)	2,624	103,858
TreeHouse Foods, Inc. (a)	8,519	359,757
		12,914,921
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	64,239
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,769	224,991
Energizer Holdings, Inc.	8,683	380,663
Reynolds Consumer Products, Inc.	7,863	235,890
Spectrum Brands Holdings, Inc.	5,821	439,893
WD-40 Co.	2,039	620,692
		1,966,368
Personal Products - 0.3%
Coty, Inc. Class A	41,686	265,540
Edgewell Personal Care Co.	8,188	273,479
elf Beauty, Inc. (a)	5,628	122,465
Herbalife Nutrition Ltd. (a)	14,386	733,111
Inter Parfums, Inc.	2,728	169,627
LifeVantage Corp. (a)	1,499	13,401
MediFast, Inc.	1,773	416,070
Nu Skin Enterprises, Inc. Class A	7,532	435,877
USANA Health Sciences, Inc. (a)	1,697	140,444
		2,570,014
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	19,725	49,313
Turning Point Brands, Inc.	1,896	89,302
Universal Corp.	3,457	158,573
Vector Group Ltd.	18,451	216,615
		513,803

TOTAL CONSUMER STAPLES		28,670,205

ENERGY - 2.1%
Energy Equipment & Services - 0.6%
Archrock, Inc.	20,139	178,633
Cactus, Inc.	6,961	182,378
Championx Corp. (a)	28,280	432,401
Core Laboratories NV	6,465	213,216
DMC Global, Inc.	2,432	139,037
Dril-Quip, Inc. (a)	5,098	153,552
Exterran Corp. (a)	3,904	16,865
Forum Energy Technologies, Inc. (a)	517	7,667
Frank's International NV (a)	18,051	50,182
Helix Energy Solutions Group, Inc. (a)	19,391	79,891
Helmerich & Payne, Inc.	15,792	383,430
Liberty Oilfield Services, Inc. Class A	9,858	118,493
Nabors Industries Ltd.	905	64,635
Newpark Resources, Inc. (a)	14,588	34,865
Nextier Oilfield Solutions, Inc. (a)	22,450	74,534
NOV, Inc.	56,946	704,991
Oceaneering International, Inc. (a)	14,806	125,111
Oil States International, Inc. (a)	8,554	47,902
Patterson-UTI Energy, Inc.	28,047	172,489
ProPetro Holding Corp. (a)	11,520	92,045
RPC, Inc. (a)	9,728	43,387
Select Energy Services, Inc. Class A (a)	9,089	45,627
Solaris Oilfield Infrastructure, Inc. Class A	4,644	42,260
TechnipFMC PLC	63,853	682,589
Tidewater, Inc. (a)	5,713	54,216
Transocean Ltd. (United States) (a)(b)	86,669	291,208
U.S. Silica Holdings, Inc.	10,455	85,104
		4,516,708
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	37,019	256,912
Arch Resources, Inc.	2,393	114,673
Ardmore Shipping Corp.	4,310	13,792
Berry Petroleum Corp.	10,004	38,515
Bonanza Creek Energy, Inc. (a)	2,611	53,943
Brigham Minerals, Inc. Class A	5,362	71,797
Cabot Oil & Gas Corp.	59,564	1,091,808
Callon Petroleum Co. (a)(b)	5,665	78,404
Centennial Resource Development, Inc. Class A (a)	26,166	61,228
Cimarex Energy Co.	15,391	649,192
Clean Energy Fuels Corp. (a)	17,143	175,373
CNX Resources Corp. (a)	33,205	420,707
CONSOL Energy, Inc. (a)	4,003	32,504
Continental Resources, Inc.	9,440	185,874
CVR Energy, Inc.	4,122	70,486
Delek U.S. Holdings, Inc.	9,598	180,058
Devon Energy Corp.	88,678	1,459,640
Diamond S Shipping, Inc. (a)	3,508	22,416
EQT Corp.	41,262	672,983
Equitrans Midstream Corp.	61,797	410,950
Falcon Minerals Corp.	4,766	14,584
Green Plains, Inc.	5,383	103,407
Highpoint Resources, Inc. (a)(b)	276	3,003
HollyFrontier Corp.	22,372	636,707
International Seaways, Inc.	3,766	60,294
Kosmos Energy Ltd.	62,041	137,731
Laredo Petroleum, Inc. (a)	1,162	27,040
Magnolia Oil & Gas Corp. Class A (a)	18,256	154,628
Marathon Oil Corp.	116,808	845,690
Matador Resources Co. (a)	16,552	252,915
Murphy Oil Corp.	22,284	275,653
National Energy Services Reunited Corp. (a)	4,547	49,017
Northern Oil & Gas, Inc. (a)	4,490	45,798
Ovintiv, Inc.	38,552	607,580
Par Pacific Holdings, Inc. (a)	5,732	76,121
PBF Energy, Inc. Class A	14,642	124,018
PDC Energy, Inc. (a)	14,630	317,617
Peabody Energy Corp. (a)	9,383	35,937
Penn Virginia Corp. (a)	1,955	19,628
QEP Resources, Inc.	34,474	98,251
Range Resources Corp. (a)(b)	38,372	353,406
Renewable Energy Group, Inc. (a)(b)	5,895	528,192
Rex American Resources Corp. (a)	763	58,370
Ring Energy, Inc. (a)(b)	7,446	8,340
SM Energy Co.	15,541	130,389
Southwestern Energy Co. (a)	97,048	365,871
Talos Energy, Inc. (a)	3,195	27,030
Targa Resources Corp.	34,013	930,936
Teekay Corp. (a)(b)	16,694	41,067
Teekay Tankers Ltd. (a)(b)	3,214	32,944
Tellurian, Inc. (a)	28,323	85,819
W&T Offshore, Inc. (a)(b)	13,593	32,895
World Fuel Services Corp.	9,826	300,577
		12,842,710

TOTAL ENERGY		17,359,418

FINANCIALS - 12.0%
Banks - 5.3%
1st Source Corp.	2,454	96,565
Allegiance Bancshares, Inc.	2,657	93,473
Amalgamated Bank	3,774	55,327
Amerant Bancorp, Inc. Class A (a)	2,875	40,998
Ameris Bancorp	10,573	413,510
Associated Banc-Corp.	22,532	404,224
Atlantic Capital Bancshares, Inc. (a)	2,921	52,257
Atlantic Union Bankshares Corp.	12,008	394,343
Banc of California, Inc.	6,359	107,149
BancFirst Corp.	2,815	162,228
Bancorp, Inc., Delaware (a)	8,091	135,686
BancorpSouth Bank	14,654	405,183
Bank of Hawaii Corp.	6,029	471,408
Bank OZK	17,960	667,394
BankUnited, Inc.	13,686	474,220
Banner Corp.	5,350	236,631
Berkshire Hills Bancorp, Inc.	7,209	119,525
BOK Financial Corp.	4,492	331,779
Boston Private Financial Holdings, Inc.	12,279	149,681
Bridge Bancorp, Inc.	2,395	58,510
Brookline Bancorp, Inc., Delaware	11,203	141,046
Bryn Mawr Bank Corp.	2,769	86,061
Byline Bancorp, Inc.	3,473	55,811
Cadence Bancorp Class A	19,107	342,397
Camden National Corp.	1,973	74,086
Carter Bankshares, Inc.	3,721	37,247
Cathay General Bancorp	11,355	384,026
Central Pacific Financial Corp.	4,139	82,283
CIT Group, Inc.	14,527	536,046
City Holding Co.	2,632	181,740
Columbia Banking Systems, Inc.	10,846	417,788
Comerica, Inc.	20,767	1,187,872
Commerce Bancshares, Inc.	15,689	1,048,810
Community Bank System, Inc.	7,968	516,725
Community Trust Bancorp, Inc.	2,153	78,498
ConnectOne Bancorp, Inc.	4,866	103,403
Cullen/Frost Bankers, Inc.	8,317	767,160
Customers Bancorp, Inc. (a)	4,195	93,213
CVB Financial Corp.	18,924	367,693
Eagle Bancorp, Inc.	4,820	204,802
East West Bancorp, Inc.	21,091	1,264,195
Enterprise Financial Services Corp.	4,742	167,440
Equity Bancshares, Inc. (a)	1,949	43,034
FB Financial Corp.	4,999	186,763
First Bancorp, North Carolina	4,209	143,359
First Bancorp, Puerto Rico	33,481	304,677
First Bancshares, Inc.	3,045	91,167
First Busey Corp.	7,111	146,984
First Citizens Bancshares, Inc.	1,086	647,245
First Commonwealth Financial Corp.	14,523	170,355
First Financial Bancorp, Ohio	14,391	263,643
First Financial Bankshares, Inc.	21,146	801,010
First Financial Corp., Indiana	1,803	69,217
First Foundation, Inc.	5,647	114,408
First Hawaiian, Inc.	19,444	452,073
First Horizon National Corp.	83,548	1,160,482
First Interstate Bancsystem, Inc.	5,328	205,980
First Merchants Corp.	8,399	316,390
First Midwest Bancorp, Inc., Delaware	16,690	275,886
Flushing Financial Corp.	4,122	75,350
FNB Corp., Pennsylvania	48,360	476,830
Fulton Financial Corp.	23,776	318,598
German American Bancorp, Inc.	3,445	116,544
Glacier Bancorp, Inc.	14,107	658,092
Great Southern Bancorp, Inc.	1,418	69,723
Great Western Bancorp, Inc.	7,847	188,328
Hancock Whitney Corp.	13,131	448,292
Hanmi Financial Corp.	4,136	57,160
HarborOne Bancorp, Inc.	8,561	92,972
Heartland Financial U.S.A., Inc.	4,888	208,522
Heritage Commerce Corp.	8,315	73,006
Heritage Financial Corp., Washington	5,460	128,856
Hilltop Holdings, Inc.	9,609	288,654
Home Bancshares, Inc.	23,179	491,395
Hope Bancorp, Inc.	17,602	196,790
Horizon Bancorp, Inc. Indiana	5,597	88,601
Independent Bank Corp.	2,988	54,860
Independent Bank Corp., Massachusetts	5,011	376,226
Independent Bank Group, Inc.	5,434	333,756
International Bancshares Corp.	8,779	331,934
Investors Bancorp, Inc.	33,387	384,284
Lakeland Bancorp, Inc.	6,970	91,377
Lakeland Financial Corp.	3,950	231,865
Live Oak Bancshares, Inc.	4,203	167,616
Mercantile Bank Corp.	2,395	65,024
Midland States Bancorp, Inc.	2,621	48,200
MidWestOne Financial Group, Inc.	2,160	53,114
National Bank Holdings Corp.	4,399	146,355
NBT Bancorp, Inc.	6,201	204,695
Nicolet Bankshares, Inc. (a)	1,277	86,568
OceanFirst Financial Corp.	8,681	157,647
OFG Bancorp	7,854	134,932
Old National Bancorp, Indiana	24,384	409,407
Origin Bancorp, Inc.	3,069	96,950
Pacific Premier Bancorp, Inc.	14,297	475,375
PacWest Bancorp	17,323	522,981
Park National Corp.	2,073	223,905
Peapack-Gladstone Financial Corp.	2,116	49,768
Peoples Bancorp, Inc.	2,405	73,353
Peoples United Financial, Inc.	62,903	859,255
Pinnacle Financial Partners, Inc.	11,210	768,221
Popular, Inc.	12,451	706,594
Preferred Bank, Los Angeles	1,920	92,717
Prosperity Bancshares, Inc.	13,954	941,058
QCR Holdings, Inc.	2,087	80,934
Renasant Corp.	8,582	303,803
S&T Bancorp, Inc.	5,595	142,113
Sandy Spring Bancorp, Inc.	7,168	238,193
Seacoast Banking Corp., Florida (a)	8,616	262,357
ServisFirst Bancshares, Inc.	7,183	295,078
Signature Bank	8,001	1,321,685
Simmons First National Corp. Class A	16,457	406,488
South State Corp.	10,652	742,870
Southside Bancshares, Inc.	4,371	137,118
Sterling Bancorp	28,948	534,380
Stock Yards Bancorp, Inc.	3,020	136,504
Synovus Financial Corp.	21,922	815,498
TCF Financial Corp.	22,938	891,371
Texas Capital Bancshares, Inc. (a)	7,437	447,856
Tompkins Financial Corp.	1,696	113,412
TowneBank	9,213	213,742
Trico Bancshares	3,896	145,321
TriState Capital Holdings, Inc. (a)	4,049	74,299
Triumph Bancorp, Inc. (a)	3,453	197,995
Trustmark Corp.	10,105	277,584
UMB Financial Corp.	6,636	470,957
Umpqua Holdings Corp.	33,819	490,714
United Bankshares, Inc., West Virginia	19,240	609,138
United Community Bank, Inc.	13,263	395,635
Univest Corp. of Pennsylvania	3,993	89,643
Valley National Bancorp	59,811	610,670
Veritex Holdings, Inc.	7,403	189,221
Washington Trust Bancorp, Inc.	2,398	104,505
Webster Financial Corp.	13,363	624,720
WesBanco, Inc.	9,858	285,882
Westamerica Bancorp.	3,979	222,108
Western Alliance Bancorp.	15,029	1,024,677
Wintrust Financial Corp.	8,728	525,338
Zions Bancorp NA	24,486	1,080,812
		44,969,477
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	6,787	747,860
Artisan Partners Asset Management, Inc.	8,826	427,178
Assetmark Financial Holdings, Inc. (a)	2,375	54,673
B. Riley Financial, Inc.	2,610	125,802
BGC Partners, Inc. Class A	47,276	167,830
Blucora, Inc. (a)	7,441	123,223
BrightSphere Investment Group, Inc.	8,943	163,925
Cohen & Steers, Inc.	3,405	223,028
Cowen Group, Inc. Class A	4,152	104,423
Diamond Hill Investment Group, Inc.	410	60,774
Donnelley Financial Solutions, Inc. (a)	4,393	78,591
Eaton Vance Corp. (non-vtg.)	16,960	1,138,694
Evercore, Inc. Class A	6,072	662,455
Federated Hermes, Inc. Class B (non-vtg.)	13,951	376,677
Focus Financial Partners, Inc. Class A (a)	4,881	232,238
Franklin Resources, Inc.	40,343	1,060,617
Greenhill & Co., Inc.	2,055	23,859
Hamilton Lane, Inc. Class A	4,616	347,908
Houlihan Lokey	7,663	496,946
Interactive Brokers Group, Inc.	12,087	739,604
Invesco Ltd.	55,877	1,150,507
Janus Henderson Group PLC	22,007	676,935
Lazard Ltd. Class A	16,823	693,108
LPL Financial	11,853	1,284,154
Moelis & Co. Class A	8,379	416,520
Morningstar, Inc.	3,186	732,430
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	41,673
Piper Jaffray Companies	2,061	188,231
PJT Partners, Inc.	3,528	243,397
Sculptor Capital Management, Inc. Class A	2,490	42,230
SEI Investments Co.	17,895	945,751
Stifel Financial Corp.	15,395	797,769
StoneX Group, Inc. (a)	2,547	136,315
Tradeweb Markets, Inc. Class A	13,534	822,732
Victory Capital Holdings, Inc.	2,384	50,588
Virtu Financial, Inc. Class A	12,114	336,406
Virtus Investment Partners, Inc.	1,074	225,540
Waddell & Reed Financial, Inc. Class A	9,296	235,096
WisdomTree Investments, Inc.	16,137	86,091
		16,461,778
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	1,812	699,015
CURO Group Holdings Corp.	2,472	35,918
Encore Capital Group, Inc. (a)(b)	4,717	140,095
Enova International, Inc. (a)	5,605	126,673
EZCORP, Inc. (non-vtg.) Class A (a)	6,853	30,770
First Cash Financial Services, Inc.	6,109	359,698
Green Dot Corp. Class A (a)	8,075	405,607
LendingClub Corp. (a)	12,100	131,285
LendingTree, Inc. (a)	1,632	531,249
Navient Corp.	27,162	305,708
Nelnet, Inc. Class A	3,065	210,841
OneMain Holdings, Inc.	11,304	526,314
PRA Group, Inc. (a)	6,787	223,767
PROG Holdings, Inc.	10,180	480,292
Regional Management Corp.	1,455	41,177
Santander Consumer U.S.A. Holdings, Inc.	10,367	229,111
SLM Corp.	55,960	776,725
World Acceptance Corp. (a)(b)	625	89,638
		5,343,883
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	12,855	488,361
Jefferies Financial Group, Inc.	30,829	719,857
Voya Financial, Inc.	18,728	1,038,655
		2,246,873
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	7,305	105,338
American Equity Investment Life Holding Co.	13,704	400,020
American Financial Group, Inc.	10,490	987,529
American National Group, Inc.	1,266	111,889
Amerisafe, Inc.	2,917	161,894
Argo Group International Holdings, Ltd.	4,901	197,755
Assurant, Inc.	8,834	1,196,742
Assured Guaranty Ltd.	11,892	425,139
Athene Holding Ltd. (a)	18,710	765,052
Axis Capital Holdings Ltd.	11,814	542,263
Brighthouse Financial, Inc. (a)	13,212	467,176
CNO Financial Group, Inc.	20,503	434,869
eHealth, Inc. (a)	3,832	183,361
Employers Holdings, Inc.	4,083	124,532
Enstar Group Ltd. (a)	1,999	400,220
Erie Indemnity Co. Class A	3,716	903,360
First American Financial Corp.	16,561	865,975
Genworth Financial, Inc. Class A (a)	74,596	211,853
Goosehead Insurance	2,375	317,300
Greenlight Capital Re, Ltd. (a)	3,799	28,530
Hallmark Financial Services, Inc. (a)	1,676	6,034
Hanover Insurance Group, Inc.	5,542	623,309
HCI Group, Inc.	881	49,010
Heritage Insurance Holdings, Inc.	3,389	31,585
Horace Mann Educators Corp.	6,181	242,110
James River Group Holdings Ltd.	4,612	205,142
Kemper Corp.	9,269	652,074
Kinsale Capital Group, Inc.	3,211	602,255
MBIA, Inc. (a)	6,616	40,622
Mercury General Corp.	3,852	204,195
National Western Life Group, Inc.	312	56,160
Old Republic International Corp.	42,192	763,675
Palomar Holdings, Inc. (a)	3,254	324,066
Primerica, Inc.	5,849	814,824
ProAssurance Corp.	8,274	151,662
ProSight Global, Inc. (a)	1,283	15,973
Reinsurance Group of America, Inc.	10,111	1,062,161
RenaissanceRe Holdings Ltd.	7,551	1,135,972
RLI Corp.	5,926	573,518
Safety Insurance Group, Inc.	2,151	157,969
Selective Insurance Group, Inc.	9,033	586,964
State Auto Financial Corp.	2,668	44,129
Stewart Information Services Corp.	4,000	185,520
Third Point Reinsurance Ltd. (a)	11,193	103,311
Trupanion, Inc. (a)	4,878	547,312
United Fire Group, Inc.	3,037	83,639
United Insurance Holdings Corp.	2,561	13,010
Universal Insurance Holdings, Inc.	4,083	54,671
Unum Group	30,131	699,943
White Mountains Insurance Group Ltd.	465	474,300
		19,335,912
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc.	6,003	21,251
Anworth Mortgage Asset Corp.	14,069	34,328
Apollo Commercial Real Estate Finance, Inc.	19,197	214,622
Ares Commercial Real Estate Corp.	5,281	59,781
Arlington Asset Investment Corp.	4,977	18,017
Armour Residential REIT, Inc.	9,423	105,255
Blackstone Mortgage Trust, Inc.	22,415	597,584
Capstead Mortgage Corp.	13,147	70,205
Cherry Hill Mortgage Investment Corp.	2,177	19,158
Chimera Investment Corp.	36,551	369,165
Colony NorthStar Credit Real Estate, Inc.	11,529	91,079
Dynex Capital, Inc.	3,424	61,803
Exantas Capital Corp.	4,281	17,038
Granite Point Mortgage Trust, Inc.	7,950	74,094
Great Ajax Corp.	3,316	32,663
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,298	668,277
Invesco Mortgage Capital, Inc. (b)	28,644	115,722
KKR Real Estate Finance Trust, Inc.	4,169	71,373
Ladder Capital Corp. Class A	18,058	177,510
MFA Financial, Inc.	68,329	248,718
New Residential Investment Corp.	61,532	577,785
New York Mortgage Trust, Inc.	58,981	219,999
Orchid Island Capital, Inc.	14,154	73,176
PennyMac Mortgage Investment Trust	15,057	259,733
Ready Capital Corp.	5,747	65,401
Redwood Trust, Inc.	17,584	150,871
Starwood Property Trust, Inc.	43,066	807,918
TPG RE Finance Trust, Inc.	8,822	86,191
Two Harbors Investment Corp.	42,990	260,949
Western Asset Mortgage Capital Corp.	9,123	26,913
		5,596,579
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	7,593	295,747
Capitol Federal Financial, Inc.	18,634	231,434
Columbia Financial, Inc. (a)	6,593	101,664
Dime Community Bancshares, Inc.	3,805	60,500
Essent Group Ltd.	16,596	694,211
Farmer Mac Class C (non-vtg.)	1,132	86,032
Flagstar Bancorp, Inc.	7,285	312,162
HomeStreet, Inc.	3,148	114,587
Kearny Financial Corp.	11,473	118,746
Meridian Bancorp, Inc. Maryland	8,548	129,502
Meta Financial Group, Inc.	5,032	194,386
MGIC Investment Corp.	50,066	586,774
Mr. Cooper Group, Inc. (a)	10,961	298,468
New York Community Bancorp, Inc.	68,253	713,926
NMI Holdings, Inc. (a)	12,463	264,340
Northfield Bancorp, Inc.	6,592	81,477
Northwest Bancshares, Inc.	19,941	254,248
Pennymac Financial Services, Inc.	6,276	364,008
Premier Financial Corp.	5,639	156,539
Provident Financial Services, Inc.	10,741	198,923
Radian Group, Inc.	28,848	553,882
Rocket Cos., Inc. (a)(b)	17,189	367,157
TFS Financial Corp.	6,773	119,679
Trustco Bank Corp., New York	14,088	87,627
Walker & Dunlop, Inc.	4,378	360,397
Washington Federal, Inc.	11,967	313,296
Waterstone Financial, Inc.	3,009	55,576
WSFS Financial Corp.	7,388	317,462
		7,432,750

TOTAL FINANCIALS		101,387,252

HEALTH CARE - 16.9%
Biotechnology - 6.9%
89Bio, Inc. (a)	1,224	24,847
Abeona Therapeutics, Inc. (a)	8,136	15,540
ACADIA Pharmaceuticals, Inc. (a)	17,412	836,647
Acceleron Pharma, Inc. (a)	7,826	904,138
Acorda Therapeutics, Inc. (a)(b)	830	5,594
Adamas Pharmaceuticals, Inc. (a)	3,466	20,484
ADMA Biologics, Inc. (a)(b)	13,276	29,473
Adverum Biotechnologies, Inc. (a)	13,693	168,835
Agenus, Inc. (a)(b)	24,479	90,083
Agios Pharmaceuticals, Inc. (a)(b)	8,596	403,754
Akebia Therapeutics, Inc. (a)(b)	23,107	74,867
Akero Therapeutics, Inc. (a)	2,597	76,404
Albireo Pharma, Inc. (a)	2,538	93,068
Aldeyra Therapeutics, Inc. (a)	5,531	61,947
Alector, Inc. (a)	7,952	133,912
Alkermes PLC (a)	23,542	494,147
Allakos, Inc. (a)	4,710	627,984
Allogene Therapeutics, Inc. (a)(b)	9,738	337,909
Amicus Therapeutics, Inc. (a)	38,993	737,358
AnaptysBio, Inc. (a)	3,241	84,007
Anavex Life Sciences Corp. (a)(b)	8,537	53,612
Anika Therapeutics, Inc. (a)	2,067	76,500
Apellis Pharmaceuticals, Inc. (a)	8,178	362,040
Arcus Biosciences, Inc. (a)	6,646	230,816
Arcutis Biotherapeutics, Inc. (a)	3,017	82,334
Ardelyx, Inc. (a)	8,892	60,377
Arena Pharmaceuticals, Inc. (a)	8,662	643,067
Arrowhead Pharmaceuticals, Inc. (a)	15,337	1,183,556
Assembly Biosciences, Inc. (a)	4,321	24,111
Atara Biotherapeutics, Inc. (a)	11,593	214,007
Athenex, Inc. (a)(b)	11,048	144,397
Avid Bioservices, Inc. (a)	7,578	110,563
AVROBIO, Inc. (a)	4,828	69,089
Beam Therapeutics, Inc. (b)	3,980	383,791
BioCryst Pharmaceuticals, Inc. (a)(b)	26,102	222,389
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,631	650,314
Black Diamond Therapeutics, Inc. (a)	2,314	57,318
bluebird bio, Inc. (a)	9,827	437,793
Blueprint Medicines Corp. (a)	8,325	805,444
BridgeBio Pharma, Inc. (a)(b)	14,318	812,690
Calithera Biosciences, Inc.(a)	9,225	26,476
CareDx, Inc. (a)	7,314	559,009
Catalyst Biosciences, Inc. (a)	3,407	19,250
Catalyst Pharmaceutical Partners, Inc. (a)	14,131	51,437
Cel-Sci Corp. (a)(b)	5,583	139,296
ChemoCentryx, Inc. (a)	7,517	428,544
Clovis Oncology, Inc. (a)(b)	12,626	99,745
Coherus BioSciences, Inc. (a)	9,750	183,300
Concert Pharmaceuticals, Inc. (a)	3,544	37,106
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	9,214	16,862
Cortexyme, Inc. (a)(b)	1,895	74,322
Cue Biopharma, Inc. (a)	4,078	55,216
Cytokinetics, Inc. (a)	10,664	209,761
CytomX Therapeutics, Inc. (a)	6,268	43,312
Deciphera Pharmaceuticals, Inc. (a)	6,044	267,145
Denali Therapeutics, Inc. (a)	12,004	822,274
Dicerna Pharmaceuticals, Inc. (a)	9,857	221,487
Dynavax Technologies Corp. (a)(b)	14,266	90,018
Eagle Pharmaceuticals, Inc. (a)	1,628	75,979
Editas Medicine, Inc. (a)(b)	9,848	604,175
Eiger Biopharmaceuticals, Inc. (a)	4,510	43,341
Emergent BioSolutions, Inc. (a)	6,697	715,574
Enanta Pharmaceuticals, Inc. (a)	2,483	119,333
Epizyme, Inc. (a)	14,344	157,067
Esperion Therapeutics, Inc. (a)(b)	4,309	135,690
Exelixis, Inc. (a)	46,275	1,027,768
Fate Therapeutics, Inc. (a)	11,582	1,049,677
FibroGen, Inc. (a)	12,409	597,866
Five Prime Therapeutics, Inc. (a)	6,693	111,907
Flexion Therapeutics, Inc. (a)(b)	6,323	76,951
G1 Therapeutics, Inc. (a)(b)	4,505	108,706
Geron Corp. (a)(b)	42,194	75,105
Global Blood Therapeutics, Inc. (a)	9,140	458,097
GlycoMimetics, Inc. (a)	5,341	19,388
Gossamer Bio, Inc. (a)	6,581	66,468
Gritstone Oncology, Inc. (a)	2,981	53,956
Halozyme Therapeutics, Inc. (a)	19,024	905,352
Heron Therapeutics, Inc. (a)(b)	12,347	214,344
Homology Medicines, Inc. (a)	4,826	58,636
ImmunoGen, Inc. (a)	27,307	194,699
Inovio Pharmaceuticals, Inc. (a)(b)	27,571	351,530
Insmed, Inc. (a)	15,216	571,969
Intellia Therapeutics, Inc. (a)(b)	8,775	549,491
Intercept Pharmaceuticals, Inc. (a)(b)	3,910	137,788
Invitae Corp. (a)(b)	24,023	1,189,619
Ionis Pharmaceuticals, Inc. (a)	20,842	1,251,979
Iovance Biotherapeutics, Inc. (a)	20,529	899,991
Ironwood Pharmaceuticals, Inc. Class A (a)	23,839	243,635
Jounce Therapeutics, Inc. (a)	2,808	31,730
Kadmon Holdings, Inc. (a)	23,196	111,341
Kalvista Pharmaceuticals, Inc. (a)	1,798	27,330
Karuna Therapeutics, Inc. (a)	2,444	242,518
Karyopharm Therapeutics, Inc. (a)	9,902	150,807
Keros Therapeutics, Inc.	899	51,288
Kiniksa Pharmaceuticals Ltd. (a)(b)	3,542	69,742
Kodiak Sciences, Inc. (a)	4,688	592,141
Krystal Biotech, Inc. (a)	2,269	158,149
Kura Oncology, Inc. (a)	9,607	287,730
La Jolla Pharmaceutical Co. (a)(b)	2,603	15,930
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,416	447,806
Macrogenics, Inc. (a)	8,688	177,583
Madrigal Pharmaceuticals, Inc. (a)(b)	1,429	169,708
MannKind Corp. (a)	35,324	124,340
Minerva Neurosciences, Inc. (a)	4,574	14,591
Mirati Therapeutics, Inc. (a)	6,730	1,381,871
Moderna, Inc. (a)	44,792	7,756,183
Molecular Templates, Inc. (a)	5,666	64,876
Myriad Genetics, Inc. (a)	11,062	304,758
Natera, Inc. (a)	11,620	1,239,157
Neurocrine Biosciences, Inc. (a)	13,946	1,530,574
NextCure, Inc. (a)	1,950	22,601
Novavax, Inc. (a)(b)	8,741	1,931,237
Opko Health, Inc. (a)(b)	65,214	352,808
ORIC Pharmaceuticals, Inc. (a)	1,968	57,702
Passage Bio, Inc.	3,561	66,448
PDL BioPharma, Inc. (a)(b)(c)	15,583	38,490
PhaseBio Pharmaceuticals, Inc. (a)(b)	1,986	7,646
Pieris Pharmaceuticals, Inc. (a)	7,918	20,112
Precigen, Inc. (a)	10,994	93,449
Protagonist Therapeutics, Inc. (a)	5,399	111,813
Prothena Corp. PLC (a)	3,589	40,233
PTC Therapeutics, Inc. (a)	10,113	584,734
Puma Biotechnology, Inc. (a)	4,875	57,233
Radius Health, Inc. (a)	6,806	127,272
Recro Pharma, Inc. (a)	2,973	9,305
REGENXBIO, Inc. (a)	5,309	219,421
Repligen Corp. (a)	7,488	1,497,600
Revolution Medicines, Inc.	6,085	256,422
Rhythm Pharmaceuticals, Inc. (a)(b)	4,658	142,954
Rigel Pharmaceuticals, Inc. (a)	23,547	85,711
Rocket Pharmaceuticals, Inc. (a)(b)	6,310	347,555
Rubius Therapeutics, Inc. (a)(b)	5,406	64,710
Sage Therapeutics, Inc. (a)	7,744	624,554
Sangamo Therapeutics, Inc. (a)	17,732	242,219
Sarepta Therapeutics, Inc. (a)	11,768	1,052,059
Sesen Bio, Inc. (a)	16,623	28,425
Sorrento Therapeutics, Inc. (a)(b)	32,963	417,312
Spectrum Pharmaceuticals, Inc. (a)	22,374	80,323
Stoke Therapeutics, Inc. (a)	2,893	176,704
Syndax Pharmaceuticals, Inc. (a)	4,739	94,970
Syros Pharmaceuticals, Inc. (a)	4,962	54,309
TCR2 Therapeutics, Inc. (a)	3,361	86,479
TG Therapeutics, Inc. (a)	16,058	775,120
Translate Bio, Inc. (a)	10,349	247,134
Travere Therapeutics, Inc. (a)	6,594	166,499
Turning Point Therapeutics, Inc. (a)	6,294	789,834
Twist Bioscience Corp. (a)	6,156	1,012,908
Ultragenyx Pharmaceutical, Inc. (a)	9,302	1,289,164
United Therapeutics Corp. (a)	6,635	1,086,946
UNITY Biotechnology, Inc. (a)(b)	4,457	26,631
Vanda Pharmaceuticals, Inc. (a)	8,657	124,141
Veracyte, Inc. (a)	8,641	489,945
Verastem, Inc. (a)	22,731	44,325
Vericel Corp. (a)	6,842	282,369
Viking Therapeutics, Inc. (a)(b)	9,088	66,433
Voyager Therapeutics, Inc. (a)	3,702	27,950
Xbiotech, Inc. (a)	1,834	34,351
Xencor, Inc. (a)	8,449	386,542
XOMA Corp. (a)	1,533	55,525
Y-mAbs Therapeutics, Inc. (a)	3,727	156,571
Zentalis Pharmaceuticals, Inc.	2,174	83,416
ZIOPHARM Oncology, Inc. (a)(b)	33,143	122,961
		58,467,575
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	6,739	2,346,857
Accelerate Diagnostics, Inc. (a)(b)	4,279	43,903
Accuray, Inc. (a)	13,237	65,391
Alphatec Holdings, Inc. (a)	7,907	117,656
Angiodynamics, Inc. (a)	5,514	103,332
Antares Pharma, Inc. (a)	22,188	97,183
Atricure, Inc. (a)	6,705	390,432
Atrion Corp.	202	131,597
Avanos Medical, Inc. (a)	7,201	326,205
AxoGen, Inc. (a)	5,425	94,124
Axonics Modulation Technologies, Inc. (a)	4,467	230,944
BioLife Solutions, Inc. (a)	3,855	146,182
Cantel Medical Corp.	5,540	437,494
Cardiovascular Systems, Inc. (a)	5,983	269,175
Cerus Corp. (a)	25,089	165,337
CONMED Corp.	4,218	471,994
Cryolife, Inc. (a)	5,932	141,953
CryoPort, Inc. (a)(b)	6,500	443,300
Cutera, Inc. (a)	2,441	59,097
Genmark Diagnostics, Inc. (a)	9,893	136,622
Glaukos Corp. (a)(b)	6,740	597,771
Globus Medical, Inc. (a)	11,329	698,886
Haemonetics Corp. (a)	7,582	866,547
Heska Corp. (a)(b)	1,338	223,928
Hill-Rom Holdings, Inc.	9,879	948,779
ICU Medical, Inc. (a)	2,926	598,308
Inogen, Inc. (a)	2,857	139,793
Integer Holdings Corp. (a)	4,847	357,709
Integra LifeSciences Holdings Corp. (a)	10,535	695,731
Intersect ENT, Inc. (a)	5,034	113,114
IntriCon Corp. (a)	1,213	22,234
Invacare Corp.	4,719	44,170
IRadimed Corp. (a)	706	17,466
iRhythm Technologies, Inc. (a)	4,289	722,353
Lantheus Holdings, Inc. (a)	10,312	167,776
LeMaitre Vascular, Inc.	2,428	116,690
LENSAR, Inc. (a)	1,182	8,262
LivaNova PLC (a)	7,273	457,472
Masimo Corp. (a)	7,551	1,932,452
Meridian Bioscience, Inc. (a)	6,435	142,214
Merit Medical Systems, Inc. (a)	7,263	393,291
Mesa Laboratories, Inc.	747	207,024
Natus Medical, Inc. (a)	5,198	126,675
Neogen Corp. (a)	7,897	638,630
Nevro Corp. (a)	5,137	831,115
NuVasive, Inc. (a)	7,610	408,961
OraSure Technologies, Inc. (a)	10,713	163,159
Orthofix International NV (a)	2,829	114,320
OrthoPediatrics Corp. (a)(b)	1,934	89,312
Penumbra, Inc. (a)	5,038	1,315,371
Quidel Corp. (a)	5,711	1,433,290
Seaspine Holdings Corp. (a)	3,163	51,430
Senseonics Holdings, Inc. (a)(b)	24,231	57,427
Shockwave Medical, Inc. (a)	4,674	542,371
SI-BONE, Inc. (a)	4,068	119,111
Sientra, Inc. (a)	6,537	30,659
Silk Road Medical, Inc. (a)	5,027	274,122
Staar Surgical Co. (a)	6,878	705,545
SurModics, Inc. (a)	1,907	86,769
Tactile Systems Technology, Inc. (a)(b)	2,956	161,250
Tandem Diabetes Care, Inc. (a)	9,279	859,699
TransMedics Group, Inc. (a)	3,459	78,796
Vapotherm, Inc. (a)(b)	3,133	108,245
Varex Imaging Corp. (a)	5,475	105,996
ViewRay, Inc. (a)	16,213	71,986
Zynex, Inc. (a)(b)	2,872	51,897
		24,116,884
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	11,327	573,146
Acadia Healthcare Co., Inc. (a)	13,194	668,672
Addus HomeCare Corp. (a)	2,281	256,727
Amedisys, Inc. (a)	4,877	1,401,211
AMN Healthcare Services, Inc. (a)	6,922	499,215
Apollo Medical Holdings, Inc. (a)	1,907	41,954
BioTelemetry, Inc. (a)	5,084	363,303
Brookdale Senior Living, Inc. (a)	27,400	135,356
Castle Biosciences, Inc. (a)	2,609	174,359
Chemed Corp.	2,384	1,234,674
Community Health Systems, Inc. (a)	16,963	158,095
Corvel Corp. (a)	1,391	137,459
Covetrus, Inc. (a)	14,837	505,497
Cross Country Healthcare, Inc. (a)	4,956	43,415
DaVita HealthCare Partners, Inc. (a)	10,989	1,289,779
Encompass Health Corp.	14,810	1,190,724
Guardant Health, Inc. (a)	12,671	1,970,341
Hanger, Inc. (a)	5,591	114,560
HealthEquity, Inc. (a)	11,430	954,977
LHC Group, Inc. (a)	4,700	936,334
Magellan Health Services, Inc. (a)	3,437	323,009
MEDNAX, Inc. (a)	12,867	350,883
Modivcare, Inc. (a)	1,848	293,037
Molina Healthcare, Inc. (a)	8,841	1,888,526
National Healthcare Corp.	1,841	117,916
National Research Corp. Class A	2,054	93,046
Option Care Health, Inc. (a)	9,587	177,168
Owens & Minor, Inc.	10,922	317,612
Patterson Companies, Inc.	12,941	409,971
Pennant Group, Inc. (a)	3,727	200,401
PetIQ, Inc. Class A (a)(b)	3,075	106,580
Premier, Inc.	10,538	356,922
R1 RCM, Inc. (a)	17,396	438,901
RadNet, Inc. (a)	6,364	113,979
Select Medical Holdings Corp. (a)	15,948	409,864
Surgery Partners, Inc. (a)	4,231	157,732
Tenet Healthcare Corp. (a)	15,654	739,965
The Ensign Group, Inc.	7,616	596,180
The Joint Corp. (a)	1,960	63,759
Tivity Health, Inc. (a)	5,327	120,124
Triple-S Management Corp. (a)	3,352	78,537
U.S. Physical Therapy, Inc.	1,915	230,451
		20,234,361
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	23,654	390,291
Change Healthcare, Inc. (a)	34,042	812,242
Computer Programs & Systems, Inc.	1,744	53,680
Evolent Health, Inc. (a)	11,895	203,048
Health Catalyst, Inc. (a)	4,696	233,297
HealthStream, Inc. (a)	3,763	87,603
HMS Holdings Corp. (a)	13,118	483,005
Inovalon Holdings, Inc. Class A (a)	11,426	278,794
Inspire Medical Systems, Inc. (a)	4,007	807,451
Nextgen Healthcare, Inc. (a)	8,550	169,119
Omnicell, Inc. (a)	6,298	741,904
OptimizeRx Corp. (a)	1,828	82,516
Phreesia, Inc. (a)	4,529	295,698
Schrodinger, Inc.	5,031	454,450
Simulations Plus, Inc.	2,326	184,080
Tabula Rasa HealthCare, Inc. (a)(b)	3,196	181,501
Teladoc Health, Inc. (a)(b)	18,359	4,843,655
Vocera Communications, Inc. (a)	4,972	218,519
		10,520,853
Life Sciences Tools & Services - 1.8%
Adaptive Biotechnologies Corp. (a)	12,286	681,504
Avantor, Inc. (a)	76,782	2,264,301
Bio-Rad Laboratories, Inc. Class A (a)	3,199	1,835,490
Bio-Techne Corp.	5,760	1,871,482
Bruker Corp.	15,269	883,922
Charles River Laboratories International, Inc. (a)	7,414	1,920,597
Codexis, Inc. (a)	8,381	195,193
Fluidigm Corp. (a)	10,594	68,649
Frontage Holdings Corp. (a)(d)	100,000	71,970
Luminex Corp.	6,474	181,855
Medpace Holdings, Inc. (a)	4,111	545,900
Nanostring Technologies, Inc. (a)	6,595	461,848
NeoGenomics, Inc. (a)	16,492	874,406
Pacific Biosciences of California, Inc. (a)	27,807	899,556
PPD, Inc.	16,012	514,946
PRA Health Sciences, Inc. (a)	9,526	1,173,984
Quanterix Corp. (a)	3,382	218,951
Syneos Health, Inc. (a)	11,298	840,006
		15,504,560
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)	11,360	24,992
Aerie Pharmaceuticals, Inc. (a)(b)	7,130	122,565
Amneal Pharmaceuticals, Inc. (a)	16,009	77,003
Amphastar Pharmaceuticals, Inc. (a)	5,184	94,245
ANI Pharmaceuticals, Inc. (a)	1,376	39,271
Arvinas Holding Co. LLC (a)	4,577	345,289
Assertio Holdings, Inc. (a)	9,525	6,006
Axsome Therapeutics, Inc. (a)	3,880	264,189
Biodelivery Sciences International, Inc. (a)	13,988	53,854
Cara Therapeutics, Inc. (a)	6,162	115,229
Catalent, Inc. (a)	24,576	2,827,469
Chiasma, Inc. (a)	7,803	30,900
Collegium Pharmaceutical, Inc. (a)	5,394	130,211
Corcept Therapeutics, Inc. (a)	15,652	442,326
CorMedix, Inc. (a)(b)	4,403	38,526
CymaBay Therapeutics, Inc. (a)	9,004	48,171
Durect Corp. (a)(b)	27,905	57,484
Endo International PLC (a)	34,758	253,038
Evofem Biosciences, Inc. (a)(b)	5,624	14,791
Evolus, Inc. (a)(b)	2,935	19,841
Horizon Therapeutics PLC (a)	32,925	2,386,404
Innoviva, Inc. (a)(b)	8,950	107,490
Intra-Cellular Therapies, Inc. (a)	10,616	341,304
Jazz Pharmaceuticals PLC (a)	8,266	1,285,363
Kala Pharmaceuticals, Inc. (a)(b)	5,275	39,193
Lannett Co., Inc. (a)	4,808	37,262
Nektar Therapeutics (a)(b)	27,047	532,826
Ocular Therapeutix, Inc. (a)	10,500	190,575
Odonate Therapeutics, Inc. (a)	2,790	64,477
Omeros Corp. (a)(b)	9,213	179,285
OptiNose, Inc. (a)(b)	5,031	20,023
Pacira Biosciences, Inc. (a)	6,448	426,084
Paratek Pharmaceuticals, Inc. (a)	5,431	35,247
Perrigo Co. PLC	20,426	872,190
Phibro Animal Health Corp. Class A	2,892	59,980
Prestige Brands Holdings, Inc. (a)	7,550	302,000
Provention Bio, Inc. (a)	6,851	94,338
Reata Pharmaceuticals, Inc. (a)	3,957	409,906
Revance Therapeutics, Inc. (a)	9,139	232,496
Royalty Pharma PLC	12,799	601,681
Supernus Pharmaceuticals, Inc. (a)	7,892	231,946
TherapeuticsMD, Inc. (a)(b)	36,887	60,864
Theravance Biopharma, Inc. (a)	7,556	140,844
Tricida, Inc. (a)	4,134	27,202
WAVE Life Sciences (a)	4,818	48,999
Xeris Pharmaceuticals, Inc. (a)	7,201	36,581
Zogenix, Inc. (a)	8,597	162,999
Zynerba Pharmaceuticals, Inc. (a)(b)	4,198	14,651
		13,947,610

TOTAL HEALTH CARE		142,791,843

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.0%
AAR Corp.	4,936	165,603
Aerojet Rocketdyne Holdings, Inc.	10,709	557,296
AeroVironment, Inc. (a)	3,279	376,331
Astronics Corp. (a)	3,229	40,233
Axon Enterprise, Inc. (a)	9,436	1,549,014
BWX Technologies, Inc.	14,094	759,948
Cubic Corp.	4,700	287,546
Curtiss-Wright Corp.	6,300	653,877
Ducommun, Inc. (a)	1,584	78,155
Hexcel Corp.	12,398	541,297
Kaman Corp.	4,197	211,361
Kratos Defense & Security Solutions, Inc. (a)	18,575	492,981
Maxar Technologies, Inc.	9,157	383,404
Mercury Systems, Inc. (a)	8,344	592,925
Moog, Inc. Class A	4,291	316,976
National Presto Industries, Inc.	754	67,415
Park Aerospace Corp.	2,730	36,254
Parsons Corp. (a)	3,300	117,678
Spirit AeroSystems Holdings, Inc. Class A	15,658	530,336
Triumph Group, Inc.	7,965	86,261
Vectrus, Inc. (a)	1,663	85,478
		7,930,369
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	8,973	228,004
Atlas Air Worldwide Holdings, Inc. (a)	3,917	202,979
C.H. Robinson Worldwide, Inc.	20,252	1,732,761
Echo Global Logistics, Inc. (a)	3,861	101,660
Forward Air Corp.	4,135	296,438
Hub Group, Inc. Class A (a)	5,049	265,729
XPO Logistics, Inc. (a)	13,641	1,506,103
		4,333,674
Airlines - 0.3%
Alaska Air Group, Inc.	18,356	896,323
Allegiant Travel Co.	1,964	356,446
Hawaiian Holdings, Inc.	6,973	136,462
JetBlue Airways Corp. (a)	46,879	672,245
Mesa Air Group, Inc. (a)	4,745	30,985
SkyWest, Inc.	7,490	292,035
Spirit Airlines, Inc. (a)	14,357	372,421
		2,756,917
Building Products - 1.4%
A.O. Smith Corp.	20,314	1,103,050
AAON, Inc.	6,130	453,620
Advanced Drain Systems, Inc.	7,296	601,774
American Woodmark Corp. (a)	2,551	220,687
Apogee Enterprises, Inc.	3,912	137,311
Armstrong World Industries, Inc.	7,050	551,381
Builders FirstSource, Inc. (a)	30,732	1,175,499
Cornerstone Building Brands, Inc. (a)	5,883	66,949
CSW Industrials, Inc.	2,080	242,362
Gibraltar Industries, Inc. (a)	4,814	431,479
Griffon Corp.	6,807	152,885
Insteel Industries, Inc.	2,816	71,076
Jeld-Wen Holding, Inc. (a)	10,141	263,565
Lennox International, Inc.	5,183	1,427,865
Masonite International Corp. (a)	3,715	369,643
Owens Corning	16,055	1,245,868
PGT Innovations, Inc. (a)	9,233	191,215
Quanex Building Products Corp.	4,782	105,156
Resideo Technologies, Inc. (a)	20,813	480,780
Simpson Manufacturing Co. Ltd.	6,481	596,252
Trex Co., Inc. (a)	17,309	1,588,447
UFP Industries, Inc.	9,077	489,613
		11,966,477
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	9,793	359,795
ACCO Brands Corp.	14,356	116,140
Brady Corp. Class A	7,262	333,398
BrightView Holdings, Inc. (a)	4,282	60,719
Casella Waste Systems, Inc. Class A (a)	7,196	411,899
Cimpress PLC (a)	2,952	269,783
Clean Harbors, Inc. (a)	7,513	581,957
CoreCivic, Inc.	17,114	121,681
Covanta Holding Corp.	17,315	245,007
Deluxe Corp.	6,163	208,864
Ennis, Inc.	3,520	64,064
Harsco Corp. (a)	11,665	193,989
Healthcare Services Group, Inc.	11,275	365,536
Herman Miller, Inc.	8,710	298,318
HNI Corp.	6,448	208,012
IAA Spinco, Inc. (a)	20,090	1,147,943
Interface, Inc.	8,270	83,031
KAR Auction Services, Inc.	18,932	349,485
Kimball International, Inc. Class B	5,148	62,239
Knoll, Inc.	6,974	104,331
Matthews International Corp. Class A	4,764	145,445
McGrath RentCorp.	3,653	254,943
MSA Safety, Inc.	5,413	845,078
Pitney Bowes, Inc.	25,747	240,477
Quad/Graphics, Inc.	4,212	19,712
R.R. Donnelley & Sons Co.	10,847	25,924
Rollins, Inc.	32,902	1,185,130
SP Plus Corp. (a)	3,321	96,309
Steelcase, Inc. Class A	13,242	171,219
Stericycle, Inc. (a)	13,581	889,284
Team, Inc. (a)	4,541	44,865
Tetra Tech, Inc.	8,046	978,152
The Brink's Co.	7,309	497,962
U.S. Ecology, Inc.	4,639	153,087
UniFirst Corp.	2,254	479,651
Viad Corp.	2,906	100,257
		11,713,686
Construction & Engineering - 1.0%
AECOM (a)	22,390	1,121,739
Aegion Corp. (a)	4,299	78,973
Ameresco, Inc. Class A (a)	3,076	172,533
API Group Corp. (a)(d)	20,799	372,510
Arcosa, Inc.	7,173	400,182
Argan, Inc.	2,055	88,838
Comfort Systems U.S.A., Inc.	5,477	303,590
Construction Partners, Inc. Class A (a)	5,196	147,670
Dycom Industries, Inc. (a)	4,738	384,441
EMCOR Group, Inc.	8,242	727,769
Fluor Corp.	18,512	320,072
Granite Construction, Inc.	7,021	207,892
Great Lakes Dredge & Dock Corp. (a)	10,129	138,058
MasTec, Inc. (a)	8,399	647,983
Matrix Service Co. (a)	3,646	42,986
MYR Group, Inc. (a)	2,563	142,528
Northwest Pipe Co. (a)	1,286	38,902
NV5 Global, Inc. (a)	1,558	136,060
Primoris Services Corp.	6,727	195,789
Quanta Services, Inc.	20,719	1,460,068
Sterling Construction Co., Inc. (a)	4,030	82,494
Tutor Perini Corp. (a)	5,585	83,217
Valmont Industries, Inc.	3,170	611,556
Willscot Mobile Mini Holdings (a)	25,437	603,111
		8,508,961
Electrical Equipment - 1.9%
Acuity Brands, Inc.	5,450	655,308
Allied Motion Technologies, Inc.	1,157	52,354
American Superconductor Corp. (a)	3,755	92,824
Atkore International Group, Inc. (a)	7,063	313,315
AZZ, Inc.	4,016	191,121
Bloom Energy Corp. Class A (a)	17,284	603,384
Encore Wire Corp.	2,995	172,961
EnerSys	6,386	525,121
Generac Holdings, Inc. (a)	9,387	2,313,145
GrafTech International Ltd.	16,451	159,575
Hubbell, Inc. Class B	8,042	1,251,335
nVent Electric PLC	25,772	576,777
Plug Power, Inc. (a)	73,998	4,674,454
Powell Industries, Inc.	1,152	33,028
Regal Beloit Corp.	6,089	764,048
Sensata Technologies, Inc. PLC (a)	23,261	1,267,725
Sunrun, Inc. (a)	23,291	1,613,368
Thermon Group Holdings, Inc. (a)	4,513	65,845
TPI Composites, Inc. (a)	4,768	285,651
Vicor Corp. (a)	3,167	274,072
		15,885,411
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,902	1,145,237
Raven Industries, Inc.	5,558	179,357
		1,324,594
Machinery - 4.0%
AGCO Corp.	9,207	1,021,056
Alamo Group, Inc.	1,484	207,152
Albany International Corp. Class A	4,504	313,118
Allison Transmission Holdings, Inc.	16,763	682,254
Altra Industrial Motion Corp.	9,089	467,265
Astec Industries, Inc.	3,388	201,484
Barnes Group, Inc.	6,827	328,174
Blue Bird Corp. (a)	2,148	44,034
Chart Industries, Inc. (a)	5,269	632,860
CIRCOR International, Inc. (a)	2,779	88,845
Colfax Corp. (a)(b)	14,810	549,747
Columbus McKinnon Corp. (NY Shares)	3,600	155,484
Commercial Vehicle Group, Inc. (a)	4,634	38,370
Crane Co.	7,267	549,967
Donaldson Co., Inc.	18,759	1,115,035
Douglas Dynamics, Inc.	3,204	130,723
Energy Recovery, Inc. (a)	6,826	94,472
Enerpac Tool Group Corp. Class A	9,031	183,058
EnPro Industries, Inc.	3,090	223,067
ESCO Technologies, Inc.	3,858	366,819
Evoqua Water Technologies Corp. (a)	15,823	431,177
Federal Signal Corp.	8,856	289,503
Flowserve Corp.	19,227	683,712
Franklin Electric Co., Inc.	5,592	388,197
Gates Industrial Corp. PLC (a)	5,905	83,379
Gorman-Rupp Co.	3,170	99,855
Graco, Inc.	24,891	1,715,986
Greenbrier Companies, Inc.	4,982	180,249
Helios Technologies, Inc.	4,670	254,749
Hillenbrand, Inc.	11,228	461,471
Hyster-Yale Materials Handling Class A	1,389	124,607
Ingersoll Rand, Inc. (a)	55,392	2,317,601
ITT, Inc.	12,788	955,391
John Bean Technologies Corp.	4,691	543,593
Kadant, Inc.	1,729	247,161
Kennametal, Inc.	12,357	468,083
Lincoln Electric Holdings, Inc.	8,793	1,006,799
Lindsay Corp.	1,677	234,495
LiqTech International, Inc. (a)	2,145	16,946
Lydall, Inc. (a)	2,473	74,437
Manitowoc Co., Inc. (a)	5,215	68,525
Meritor, Inc. (a)	10,546	272,192
Middleby Corp. (a)	8,309	1,127,697
Miller Industries, Inc.	1,793	71,505
Mueller Industries, Inc.	8,585	293,178
Mueller Water Products, Inc. Class A	23,485	281,585
Navistar International Corp. (a)	7,354	323,576
NN, Inc. (a)	6,200	37,386
Nordson Corp.	8,044	1,439,796
Omega Flex, Inc.	422	78,070
Oshkosh Corp.	10,064	921,762
Pentair PLC	24,652	1,342,548
Proto Labs, Inc. (a)	3,970	840,846
RBC Bearings, Inc. (a)	3,766	630,165
REV Group, Inc.	3,717	38,397
Rexnord Corp.	18,106	685,493
Snap-On, Inc.	8,068	1,452,159
SPX Corp. (a)	6,571	339,786
SPX Flow, Inc. (a)	6,254	331,274
Standex International Corp.	1,760	144,162
Tennant Co.	2,773	187,871
Terex Corp.	10,568	377,912
The Shyft Group, Inc.	5,116	154,503
Timken Co.	10,076	762,350
Toro Co.	15,895	1,498,104
TriMas Corp. (a)	6,810	215,537
Trinity Industries, Inc. (b)	12,733	354,105
Wabash National Corp.	7,629	121,683
Watts Water Technologies, Inc. Class A	4,036	484,603
Welbilt, Inc. (a)	18,905	244,064
Woodward, Inc.	8,696	973,517
		34,064,726
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	1,424	27,868
Genco Shipping & Trading Ltd.	4,261	33,705
Kirby Corp. (a)	8,989	456,282
Matson, Inc.	6,399	382,660
SEACOR Holdings, Inc. (a)	2,984	124,552
		1,025,067
Professional Services - 1.1%
ASGN, Inc. (a)	7,953	659,383
Barrett Business Services, Inc.	1,077	67,905
CBIZ, Inc. (a)	7,917	205,129
CoreLogic, Inc.	11,553	869,825
CRA International, Inc.	1,113	59,223
Exponent, Inc.	7,722	637,683
Forrester Research, Inc. (a)	1,513	60,006
Franklin Covey Co. (a)	1,293	31,097
FTI Consulting, Inc. (a)	5,293	582,071
Heidrick & Struggles International, Inc.	2,819	82,202
Huron Consulting Group, Inc. (a)	3,572	189,173
ICF International, Inc.	2,543	196,142
Insperity, Inc.	5,267	413,407
Kelly Services, Inc. Class A (non-vtg.)	4,684	91,432
Kforce, Inc.	2,994	127,694
Korn Ferry	8,054	367,262
Manpower, Inc.	8,634	763,591
MISTRAS Group, Inc. (a)	2,336	16,142
Nielsen Holdings PLC	53,156	1,186,973
Resources Connection, Inc.	4,257	49,126
Robert Half International, Inc.	16,904	1,141,020
TriNet Group, Inc. (a)	5,959	441,621
TrueBlue, Inc. (a)	5,672	105,442
Upwork, Inc. (a)	13,295	551,078
Willdan Group, Inc. (a)	1,630	72,845
		8,967,472
Road & Rail - 0.8%
AMERCO	1,326	613,195
ArcBest Corp.	3,872	179,467
Avis Budget Group, Inc. (a)	7,623	315,135
Covenant Transport Group, Inc. Class A (a)	1,732	26,136
Heartland Express, Inc.	7,280	136,646
J.B. Hunt Transport Services, Inc.	12,404	1,670,323
Knight-Swift Transportation Holdings, Inc. Class A	18,750	750,000
Landstar System, Inc.	5,685	792,489
Marten Transport Ltd.	8,537	135,311
Ryder System, Inc.	8,087	506,165
Saia, Inc. (a)	3,900	689,325
Schneider National, Inc. Class B	5,128	107,688
Universal Logistics Holdings, Inc.	1,024	21,709
Werner Enterprises, Inc.	8,491	333,187
YRC Worldwide, Inc. (a)	7,275	37,830
		6,314,606
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	15,836	627,581
Applied Industrial Technologies, Inc.	5,862	412,626
Beacon Roofing Supply, Inc. (a)	7,960	316,569
BlueLinx Corp. (a)	1,399	49,497
Boise Cascade Co.	5,974	284,542
CAI International, Inc.	2,304	74,811
DXP Enterprises, Inc. (a)	2,322	53,847
GATX Corp. (b)	5,260	488,128
GMS, Inc. (a)	6,598	191,276
H&E Equipment Services, Inc.	4,761	130,832
Herc Holdings, Inc. (a)	3,632	232,375
MRC Global, Inc. (a)	8,328	57,546
MSC Industrial Direct Co., Inc. Class A	6,901	535,311
NOW, Inc. (a)	17,034	141,212
Rush Enterprises, Inc. Class A	6,334	265,965
SiteOne Landscape Supply, Inc. (a)	6,623	1,044,315
Textainer Group Holdings Ltd. (a)	6,174	111,811
Titan Machinery, Inc. (a)	2,765	58,895
Triton International Ltd.	10,033	464,929
Univar, Inc. (a)	25,642	476,685
Veritiv Corp. (a)	1,826	33,452
Watsco, Inc.	4,905	1,169,793
WESCO International, Inc. (a)	6,517	496,009
		7,718,007
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	11,069	307,608

TOTAL INDUSTRIALS		122,817,575

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	5,708	652,995
ADTRAN, Inc.	6,962	119,746
Applied Optoelectronics, Inc. (a)(b)	2,738	30,145
CalAmp Corp. (a)	4,969	49,740
Calix Networks, Inc. (a)	8,424	254,405
Casa Systems, Inc. (a)	4,661	35,936
Ciena Corp. (a)	22,915	1,223,432
CommScope Holding Co., Inc. (a)	29,393	431,783
Comtech Telecommunications Corp.	3,513	74,967
Digi International, Inc. (a)	4,280	79,052
EchoStar Holding Corp. Class A (a)	7,812	163,583
Extreme Networks, Inc. (a)	18,084	146,300
F5 Networks, Inc. (a)	9,177	1,798,233
Harmonic, Inc. (a)	13,901	107,872
Infinera Corp. (a)(b)	28,673	282,429
Inseego Corp. (a)(b)	9,636	176,917
Juniper Networks, Inc.	48,943	1,195,188
Lumentum Holdings, Inc. (a)	11,287	1,058,721
NETGEAR, Inc. (a)	4,630	191,636
NetScout Systems, Inc. (a)	10,488	306,617
Plantronics, Inc.	5,527	175,316
Ribbon Communications, Inc. (a)	18,127	132,508
Ubiquiti, Inc.	1,116	343,717
ViaSat, Inc. (a)(b)	9,673	421,162
Viavi Solutions, Inc. (a)	34,427	531,897
		9,984,297
Electronic Equipment & Components - 2.3%
Akoustis Technologies, Inc. (a)(b)	4,788	72,203
Arlo Technologies, Inc. (a)	11,921	100,256
Arrow Electronics, Inc. (a)	11,135	1,087,110
Avnet, Inc.	14,607	515,773
Badger Meter, Inc.	4,302	394,536
Belden, Inc.	6,750	318,870
Benchmark Electronics, Inc.	5,683	143,950
Cognex Corp.	26,058	2,140,144
Coherent, Inc. (a)	3,638	730,656
CTS Corp.	5,063	154,422
Dolby Laboratories, Inc. Class A	9,574	842,799
ePlus, Inc. (a)	2,091	175,728
Fabrinet (a)	5,502	434,328
FARO Technologies, Inc. (a)	2,735	193,009
FLIR Systems, Inc.	19,453	1,012,529
II-VI, Inc. (a)	15,491	1,302,328
Insight Enterprises, Inc. (a)	5,290	402,569
IPG Photonics Corp. (a)	5,326	1,189,988
Itron, Inc. (a)	5,984	514,744
Jabil, Inc.	20,026	828,476
Knowles Corp. (a)	13,824	266,665
Littelfuse, Inc.	3,618	880,513
Luna Innovations, Inc. (a)	3,950	41,989
Methode Electronics, Inc. Class A	5,633	212,646
MTS Systems Corp.	2,880	168,595
Napco Security Technolgies, Inc. (a)	1,684	43,649
National Instruments Corp.	19,512	807,797
nLIGHT, Inc. (a)	5,184	164,229
Novanta, Inc. (a)	5,267	657,954
OSI Systems, Inc. (a)	2,502	225,230
Par Technology Corp. (a)(b)	2,963	184,476
PC Connection, Inc.	1,502	73,733
Plexus Corp. (a)	4,401	338,525
Rogers Corp. (a)	2,815	439,337
Sanmina Corp. (a)	9,769	303,816
ScanSource, Inc. (a)	3,550	85,875
SYNNEX Corp.	6,085	496,658
TTM Technologies, Inc. (a)(b)	14,705	197,194
Vishay Intertechnology, Inc.	19,557	421,453
Vishay Precision Group, Inc. (a)	1,865	59,661
Vontier Corp. (a)	24,523	795,281
		19,419,694
IT Services - 2.4%
Alliance Data Systems Corp.	7,036	475,985
BM Technologies, Inc.	594	7,741
Brightcove, Inc. (a)	5,745	94,505
CACI International, Inc. Class A (a)	3,738	901,680
Cardtronics PLC (a)	5,300	205,905
Cass Information Systems, Inc.	1,709	69,385
Concentrix Corp. (a)	6,128	655,206
Conduent, Inc. (a)	25,699	123,869
CSG Systems International, Inc.	4,960	213,726
DXC Technology Co.	37,863	1,067,737
Endurance International Group Holdings, Inc. (a)	10,125	95,985
Euronet Worldwide, Inc. (a)	7,825	977,812
EVERTEC, Inc.	8,917	309,420
EVO Payments, Inc. Class A (a)	6,993	160,559
ExlService Holdings, Inc. (a)	5,059	387,924
Fastly, Inc. Class A (a)(b)	12,529	1,370,046
Genpact Ltd.	26,126	1,000,103
GreenSky, Inc. Class A (a)	7,229	35,639
GTT Communications, Inc. (a)(b)	5,155	23,971
Hackett Group, Inc.	3,872	52,737
i3 Verticals, Inc. Class A (a)	2,673	77,570
International Money Express, Inc. (a)	4,066	58,062
KBR, Inc.	21,381	621,118
Limelight Networks, Inc. (a)	17,939	81,712
Liveramp Holdings, Inc. (a)	9,912	750,438
ManTech International Corp. Class A	4,031	361,540
Maximus, Inc.	9,185	689,426
MongoDB, Inc. Class A (a)	7,548	2,789,816
NIC, Inc.	10,166	273,669
Paysign, Inc. (a)(b)	4,172	19,525
Perficient, Inc. (a)	4,920	268,681
Perspecta, Inc.	20,342	588,901
Repay Holdings Corp. (a)	10,489	232,331
Sabre Corp.	47,596	513,085
Science Applications International Corp.	8,689	834,405
Snowflake Computing, Inc.	4,821	1,313,481
Switch, Inc. Class A	11,918	205,228
Sykes Enterprises, Inc. (a)	5,818	224,517
Ttec Holdings, Inc.	2,700	204,066
Unisys Corp. (a)	9,293	222,010
Verra Mobility Corp. (a)	20,241	259,085
Virtusa Corp. (a)	4,199	214,359
WEX, Inc. (a)	6,591	1,243,063
		20,276,023
Semiconductors & Semiconductor Equipment - 3.8%
ACM Research, Inc. (a)	1,500	135,000
Advanced Energy Industries, Inc.	5,760	590,861
Alpha & Omega Semiconductor Ltd. (a)	3,131	89,985
Ambarella, Inc. (a)	5,179	488,690
Amkor Technology, Inc.	15,704	243,726
Axcelis Technologies, Inc. (a)	5,008	171,474
Brooks Automation, Inc.	10,972	831,239
Ceva, Inc. (a)	3,383	198,887
Cirrus Logic, Inc. (a)	8,592	804,984
CMC Materials, Inc.	4,326	637,263
Cohu, Inc.	6,298	256,203
Cree, Inc. (a)	16,487	1,666,506
Diodes, Inc. (a)	6,230	440,959
DSP Group, Inc. (a)	3,070	49,519
Enphase Energy, Inc. (a)	18,830	3,433,651
Entegris, Inc.	20,120	1,979,607
First Solar, Inc. (a)	12,658	1,255,041
FormFactor, Inc. (a)	11,674	477,116
Ichor Holdings Ltd. (a)	3,330	120,213
Impinj, Inc. (a)	3,236	171,411
Inphi Corp. (a)	7,756	1,307,739
Kulicke & Soffa Industries, Inc.	9,126	325,524
Lattice Semiconductor Corp. (a)	20,432	819,528
MACOM Technology Solutions Holdings, Inc. (a)	6,814	387,444
Maxeon Solar Technologies Ltd. (a)(b)	1,749	71,009
MaxLinear, Inc. Class A (a)	10,071	316,129
MKS Instruments, Inc.	8,178	1,292,696
Monolithic Power Systems, Inc.	6,327	2,247,920
NeoPhotonics Corp. (a)	7,714	85,934
NVE Corp.	673	42,998
ON Semiconductor Corp. (a)	61,288	2,113,823
Onto Innovation, Inc. (a)	7,334	396,403
PDF Solutions, Inc. (a)	4,406	85,124
Photronics, Inc. (a)	9,312	103,363
Power Integrations, Inc.	9,005	725,353
Rambus, Inc. (a)	16,352	310,606
Semtech Corp. (a)	9,660	685,377
Silicon Laboratories, Inc. (a)	6,476	849,457
SiTime Corp. (a)	1,362	166,232
SMART Global Holdings, Inc. (a)	1,974	73,334
SolarEdge Technologies, Inc. (a)	7,637	2,201,976
SunPower Corp. (a)(b)	11,854	640,235
Synaptics, Inc. (a)	5,168	512,769
Ultra Clean Holdings, Inc. (a)	6,039	233,105
Universal Display Corp.	6,384	1,473,555
Veeco Instruments, Inc. (a)	7,540	139,188
		31,649,156
Software - 8.9%
2U, Inc. (a)(b)	10,826	442,783
8x8, Inc. (a)	15,889	560,087
A10 Networks, Inc. (a)	8,389	83,303
ACI Worldwide, Inc. (a)	17,431	669,176
Agilysys, Inc. (a)	3,109	114,380
Alarm.com Holdings, Inc. (a)	6,718	624,237
Altair Engineering, Inc. Class A (a)	6,407	358,344
Alteryx, Inc. Class A (a)	8,069	1,017,097
Anaplan, Inc. (a)	21,060	1,404,702
AppFolio, Inc. (a)	2,501	382,178
Appian Corp. Class A (a)(b)	5,644	1,232,988
Aspen Technology, Inc. (a)	10,074	1,348,909
Asure Software, Inc. (a)	1,436	11,746
Avalara, Inc. (a)	12,636	1,895,400
Avaya Holdings Corp. (a)	11,281	250,889
Benefitfocus, Inc. (a)	3,880	47,724
Bill.Com Holdings, Inc. (a)	8,787	1,070,960
Blackbaud, Inc.	7,385	491,029
BlackLine, Inc. (a)	7,584	983,038
Bottomline Technologies, Inc. (a)	5,871	280,516
Box, Inc. Class A (a)	21,394	370,972
CDK Global, Inc.	18,000	898,200
Cerence, Inc. (a)(b)	5,574	623,786
Ceridian HCM Holding, Inc. (a)	19,388	1,801,339
Cloudera, Inc. (a)	31,963	488,075
CommVault Systems, Inc. (a)	6,991	438,895
Cornerstone OnDemand, Inc. (a)	8,979	367,241
Crowdstrike Holdings, Inc. (a)	28,061	6,055,564
Digimarc Corp. (a)(b)	1,779	69,132
Digital Turbine, Inc. (a)	11,095	634,745
Domo, Inc. Class B (a)	3,860	244,685
Dropbox, Inc. Class A (a)	43,919	993,887
Dynatrace, Inc. (a)	27,410	1,137,789
Ebix, Inc. (b)	3,560	185,369
Elastic NV (a)	9,030	1,372,199
Envestnet, Inc. (a)	8,029	616,065
Everbridge, Inc. (a)	5,236	696,021
FireEye, Inc. (a)	33,916	712,236
Five9, Inc. (a)	9,863	1,639,724
HubSpot, Inc. (a)	6,436	2,395,479
Intelligent Systems Corp. (a)	918	37,170
InterDigital, Inc.	4,493	288,496
j2 Global, Inc. (a)	6,369	653,714
LivePerson, Inc. (a)	9,232	584,940
Manhattan Associates, Inc. (a)	9,444	1,069,344
MicroStrategy, Inc. Class A (a)(b)	1,074	662,991
Mitek Systems, Inc. (a)	6,084	98,257
Model N, Inc. (a)	4,563	155,051
New Relic, Inc. (a)	7,781	584,976
Nuance Communications, Inc. (a)	42,154	1,919,693
Nutanix, Inc. Class A (a)	28,250	862,190
Onespan, Inc. (a)	5,232	122,010
Paylocity Holding Corp. (a)	5,593	1,048,464
Pegasystems, Inc.	5,867	747,749
Pluralsight, Inc. (a)	14,892	309,754
Progress Software Corp.	6,679	268,362
Proofpoint, Inc. (a)	8,600	1,110,088
PROS Holdings, Inc. (a)	5,734	241,631
PTC, Inc. (a)	15,603	2,073,795
Q2 Holdings, Inc. (a)	7,526	963,253
QAD, Inc. Class A	1,644	106,515
Qualys, Inc. (a)	4,996	691,796
Rapid7, Inc. (a)	7,712	669,556
RealPage, Inc. (a)	13,198	1,142,551
SailPoint Technologies Holding, Inc. (a)	13,560	750,004
SecureWorks Corp. (a)	1,158	16,027
ShotSpotter, Inc. (a)(b)	1,151	52,934
Smartsheet, Inc. (a)	16,951	1,182,163
Smith Micro Software, Inc. (a)	4,580	29,129
SolarWinds, Inc. (a)	10,666	179,295
Sprout Social, Inc. (a)	4,165	274,890
SPS Commerce, Inc. (a)	5,297	523,820
SVMK, Inc. (a)	17,629	444,427
Synchronoss Technologies, Inc. (a)	5,458	27,508
TeleNav, Inc. (a)	4,953	23,576
Tenable Holdings, Inc. (a)	9,932	491,535
Teradata Corp. (a)(b)	16,260	437,394
Upland Software, Inc. (a)	3,797	181,079
Varonis Systems, Inc. (a)	4,708	832,233
Verint Systems, Inc. (a)	9,816	724,715
VirnetX Holding Corp. (b)	10,480	63,404
Workiva, Inc. (a)	5,978	582,676
Xperi Holding Corp.	15,815	304,597
Yext, Inc. (a)	14,147	238,660
Zendesk, Inc. (a)	17,385	2,507,612
Zix Corp. (a)	7,981	65,045
Zoom Video Communications, Inc. Class A (a)	30,360	11,296,015
Zscaler, Inc. (a)	11,011	2,198,897
Zuora, Inc. (a)	15,104	222,784
		75,073,654
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	18,482	656,850
Avid Technology, Inc. (a)	5,931	101,064
Dell Technologies, Inc. (a)	34,928	2,545,902
Diebold Nixdorf, Inc. (a)	11,909	162,677
Immersion Corp. (a)	2,547	32,220
NCR Corp. (a)	19,328	644,782
Pure Storage, Inc. Class A (a)	35,994	832,541
Xerox Holdings Corp.	24,951	524,720
		5,500,756

TOTAL INFORMATION TECHNOLOGY		161,903,580

MATERIALS - 4.7%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	2,220	11,255
AdvanSix, Inc. (a)	4,435	94,554
Albemarle Corp. U.S.	15,888	2,584,342
American Vanguard Corp.	3,647	60,358
Amyris, Inc. (a)(b)	22,910	215,354
Ashland Global Holdings, Inc.	8,204	656,238
Avient Corp.	13,566	521,341
Axalta Coating Systems Ltd. (a)	31,195	841,953
Balchem Corp.	4,786	512,246
Cabot Corp.	8,319	365,287
CF Industries Holdings, Inc.	31,726	1,312,822
Chase Corp.	1,064	106,655
Element Solutions, Inc.	32,251	549,235
Ferro Corp. (a)	12,447	171,644
GCP Applied Technologies, Inc. (a)	7,486	185,578
H.B. Fuller Co.	7,692	391,446
Huntsman Corp.	29,466	778,492
Ingevity Corp. (a)	6,147	403,796
Innospec, Inc.	3,622	317,975
Intrepid Potash, Inc. (a)	1,554	35,322
Koppers Holdings, Inc. (a)	2,998	99,773
Kraton Performance Polymers, Inc. (a)	4,843	135,991
Kronos Worldwide, Inc.	3,212	45,482
Livent Corp. (a)(b)	21,846	398,034
Minerals Technologies, Inc.	5,010	308,766
NewMarket Corp.	1,077	422,389
Olin Corp.	21,392	511,483
PQ Group Holdings, Inc.	5,721	78,835
Quaker Chemical Corp.	1,961	514,037
Rayonier Advanced Materials, Inc. (a)	9,111	63,048
RPM International, Inc.	19,290	1,590,846
Sensient Technologies Corp.	6,373	449,488
Stepan Co.	3,130	352,688
The Chemours Co. LLC	24,803	653,311
The Mosaic Co.	51,480	1,336,421
The Scotts Miracle-Gro Co. Class A	6,052	1,339,973
Tredegar Corp.	3,763	54,902
Trinseo SA	5,789	294,255
Tronox Holdings PLC	13,455	206,534
Valvoline, Inc.	27,311	648,363
Venator Materials PLC (a)	7,946	31,943
W.R. Grace & Co.	9,304	539,818
Westlake Chemical Corp.	5,114	391,016
		20,583,289
Construction Materials - 0.2%
Eagle Materials, Inc.	6,198	681,966
Forterra, Inc. (a)	2,622	47,983
Summit Materials, Inc. (a)	17,275	354,656
U.S. Concrete, Inc. (a)	2,580	114,268
		1,198,873
Containers & Packaging - 0.9%
Aptargroup, Inc.	9,556	1,270,661
Berry Global Group, Inc. (a)	20,013	988,042
Graphic Packaging Holding Co.	40,654	636,642
Greif, Inc. Class A	4,115	185,833
Myers Industries, Inc.	5,118	102,616
O-I Glass, Inc.	23,691	299,454
Packaging Corp. of America	14,129	1,899,785
Sealed Air Corp.	23,043	974,028
Silgan Holdings, Inc.	11,591	422,260
Sonoco Products Co.	14,777	855,736
UFP Technologies, Inc. (a)	989	45,504
		7,680,561
Metals & Mining - 1.0%
Alcoa Corp. (a)	27,727	499,086
Allegheny Technologies, Inc. (a)	19,200	326,592
Carpenter Technology Corp.	7,021	219,336
Century Aluminum Co. (a)	7,854	76,577
Cleveland-Cliffs, Inc.	59,580	913,957
Coeur d'Alene Mines Corp. (a)	36,206	327,664
Commercial Metals Co.	18,239	359,126
Compass Minerals International, Inc.	4,940	287,804
Contura Energy, Inc. (a)	2,605	29,541
Fortitude Gold Corp. (a)(c)	2,957	3,105
Gold Resource Corp.	10,351	29,190
Haynes International, Inc.	1,678	38,913
Hecla Mining Co.	78,924	449,078
Kaiser Aluminum Corp.	2,391	207,300
Materion Corp.	3,122	212,889
McEwen Mining, Inc. (a)(b)	34,731	42,025
Reliance Steel & Aluminum Co.	9,516	1,104,617
Royal Gold, Inc.	9,815	1,049,027
Ryerson Holding Corp. (a)	2,242	27,666
Schnitzer Steel Industries, Inc. Class A	4,180	123,394
Steel Dynamics, Inc.	29,584	1,013,844
SunCoke Energy, Inc.	11,335	55,882
TimkenSteel Corp. (a)	5,123	25,769
United States Steel Corp.	33,055	587,057
Warrior Metropolitan Coal, Inc.	7,912	182,134
Worthington Industries, Inc.	5,265	275,570
		8,467,143
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	2,409	91,735
Domtar Corp.	8,075	242,008
Louisiana-Pacific Corp.	16,272	618,499
Mercer International, Inc. (SBI)	5,445	61,529
Neenah, Inc.	2,415	122,972
P.H. Glatfelter Co.	6,086	95,246
Resolute Forest Products (a)	12,607	102,747
Schweitzer-Mauduit International, Inc.	4,936	183,323
Verso Corp.	4,820	55,430
		1,573,489

TOTAL MATERIALS		39,503,355

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	12,983	188,254
Agree Realty Corp.	8,902	562,606
Alexander & Baldwin, Inc.	10,425	157,626
Alexanders, Inc.	307	82,030
American Assets Trust, Inc.	7,724	213,414
American Campus Communities, Inc.	20,659	850,324
American Finance Trust, Inc.	17,576	127,953
American Homes 4 Rent Class A	40,263	1,217,150
Americold Realty Trust	30,706	1,071,946
Apartment Income (REIT) Corp.	22,305	864,765
Apartment Investment & Management Co. Class A	21,992	100,943
Apple Hospitality (REIT), Inc.	31,807	396,951
Armada Hoffler Properties, Inc.	8,486	91,225
Ashford Hospitality Trust, Inc.	7,368	21,515
Bluerock Residential Growth (REIT), Inc.	3,666	38,346
Braemar Hotels & Resorts, Inc.	4,741	23,705
Brandywine Realty Trust (SBI)	25,905	284,955
Brixmor Property Group, Inc.	44,336	750,608
CareTrust (REIT), Inc.	14,736	330,971
CatchMark Timber Trust, Inc.	7,111	64,852
Centerspace	1,947	136,173
Chatham Lodging Trust	6,609	70,782
City Office REIT, Inc.	6,726	63,359
Colony Capital, Inc.	72,227	358,246
Columbia Property Trust, Inc.	18,129	246,554
Community Healthcare Trust, Inc.	3,386	151,422
CorEnergy Infrastructure Trust, Inc.	1,675	15,092
CorePoint Lodging, Inc.	5,238	35,671
CoreSite Realty Corp.	6,404	860,954
Corporate Office Properties Trust (SBI)	16,929	444,725
Cousins Properties, Inc.	22,047	695,362
CTO Realty Growth, Inc.	778	32,777
CubeSmart	29,273	1,019,871
CyrusOne, Inc.	18,020	1,314,559
DiamondRock Hospitality Co.	29,278	240,080
Diversified Healthcare Trust (SBI)	35,715	143,574
Douglas Emmett, Inc.	24,519	679,421
Easterly Government Properties, Inc.	12,308	270,161
EastGroup Properties, Inc.	5,931	801,515
Empire State Realty Trust, Inc.	21,002	207,080
EPR Properties	11,023	436,952
Equity Commonwealth	18,188	518,540
Essential Properties Realty Trust, Inc.	15,571	324,188
Federal Realty Investment Trust (SBI)	10,258	898,190
First Industrial Realty Trust, Inc.	19,341	786,018
Four Corners Property Trust, Inc.	11,164	294,283
Franklin Street Properties Corp.	13,602	55,904
Gaming & Leisure Properties	32,365	1,331,172
Getty Realty Corp.	5,375	142,814
Gladstone Commercial Corp.	5,407	95,758
Gladstone Land Corp.	3,711	58,411
Global Medical REIT, Inc.	6,760	84,770
Global Net Lease, Inc.	13,845	223,043
Healthcare Realty Trust, Inc.	20,580	617,606
Healthcare Trust of America, Inc.	32,682	923,267
Hersha Hospitality Trust	5,108	39,025
Highwoods Properties, Inc. (SBI)	15,994	599,615
Hudson Pacific Properties, Inc.	23,129	542,144
Independence Realty Trust, Inc.	15,425	204,844
Industrial Logistics Properties Trust	10,322	218,930
Iron Mountain, Inc.	43,014	1,448,281
iStar Financial, Inc.	11,878	180,308
JBG SMITH Properties	16,806	501,827
Kilroy Realty Corp.	15,753	892,092
Kimco Realty Corp.	64,407	1,063,360
Kite Realty Group Trust	12,713	202,645
Lamar Advertising Co. Class A	12,871	1,039,719
Lexington Corporate Properties Trust	41,185	422,146
Life Storage, Inc.	10,912	890,201
LTC Properties, Inc.	6,066	234,390
Mack-Cali Realty Corp.	12,326	156,910
Monmouth Real Estate Investment Corp. Class A	15,425	267,315
National Health Investors, Inc.	6,699	434,363
National Retail Properties, Inc.	25,964	1,012,596
National Storage Affiliates Trust	9,310	340,187
New Senior Investment Group, Inc.	11,323	60,012
NexPoint Residential Trust, Inc.	3,477	137,237
Office Properties Income Trust	7,050	163,137
Omega Healthcare Investors, Inc.	33,818	1,224,888
Outfront Media, Inc.	21,577	393,349
Paramount Group, Inc.	25,050	222,695
Park Hotels & Resorts, Inc.	35,397	590,422
Pebblebrook Hotel Trust	19,781	363,575
Physicians Realty Trust	31,851	561,533
Piedmont Office Realty Trust, Inc. Class A	20,155	309,984
Plymouth Industrial REIT, Inc.	4,028	58,970
Potlatch Corp.	10,179	486,149
Preferred Apartment Communities, Inc. Class A	7,248	52,113
PS Business Parks, Inc.	3,076	418,705
QTS Realty Trust, Inc. Class A	9,734	633,683
Rayonier, Inc.	20,536	631,482
Retail Opportunity Investments Corp.	17,413	245,349
Retail Properties America, Inc.	32,553	299,813
Retail Value, Inc.	2,551	39,821
Rexford Industrial Realty, Inc.	19,488	953,743
RLJ Lodging Trust	24,789	320,026
RPT Realty	11,644	107,707
Ryman Hospitality Properties, Inc.	8,249	534,948
Sabra Health Care REIT, Inc.	31,724	532,646
Safehold, Inc.	2,126	156,431
Saul Centers, Inc.	1,846	55,251
Seritage Growth Properties (a)(b)	5,234	93,218
Service Properties Trust	24,607	261,080
SITE Centers Corp.	22,232	246,553
SL Green Realty Corp.	10,995	741,943
Spirit Realty Capital, Inc.	17,058	657,756
Stag Industrial, Inc.	22,586	673,063
Store Capital Corp.	35,405	1,098,263
Summit Hotel Properties, Inc.	16,029	129,835
Sunstone Hotel Investors, Inc.	33,031	353,432
Tanger Factory Outlet Centers, Inc.	14,122	217,902
Terreno Realty Corp.	10,254	580,171
The GEO Group, Inc. (b)	18,412	164,603
The Macerich Co. (b)	16,862	264,733
UMH Properties, Inc.	6,013	88,391
Uniti Group, Inc.	35,236	433,755
Universal Health Realty Income Trust (SBI)	1,898	113,273
Urban Edge Properties	16,192	223,288
Urstadt Biddle Properties, Inc. Class A	4,604	63,673
Washington Prime Group, Inc.	2,833	39,945
Washington REIT (SBI)	12,306	269,994
Weingarten Realty Investors (SBI)	17,973	404,572
Whitestone REIT Class B	6,072	47,362
Xenia Hotels & Resorts, Inc.	17,359	251,185
		49,680,990
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	1,305	13,220
eXp World Holdings, Inc. (a)	4,169	444,374
Forestar Group, Inc. (a)	2,325	49,964
Howard Hughes Corp. (a)	6,730	579,924
Jones Lang LaSalle, Inc. (a)	7,619	1,113,974
Kennedy-Wilson Holdings, Inc.	17,801	305,999
Marcus & Millichap, Inc. (a)	3,548	126,770
Newmark Group, Inc.	23,810	160,956
RE/MAX Holdings, Inc.	2,778	100,619
Realogy Holdings Corp. (a)	16,991	241,272
Redfin Corp. (a)	15,232	1,084,671
The RMR Group, Inc.	2,183	80,509
The St. Joe Co.	4,659	207,326
		4,509,578

TOTAL REAL ESTATE		54,190,568

UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	7,871	494,614
Avangrid, Inc.	8,158	377,471
Hawaiian Electric Industries, Inc.	16,047	530,514
IDACORP, Inc.	7,489	661,279
MGE Energy, Inc.	5,516	351,259
NRG Energy, Inc.	36,281	1,502,396
OGE Energy Corp.	29,848	910,961
Otter Tail Corp.	6,067	240,799
PNM Resources, Inc.	11,885	576,660
Portland General Electric Co.	13,364	565,164
		6,211,117
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	2,625	266,254
National Fuel Gas Co.	13,609	547,898
New Jersey Resources Corp.	14,220	497,842
Northwest Natural Holding Co.	4,568	213,371
ONE Gas, Inc.	7,808	570,999
South Jersey Industries, Inc.	14,634	338,045
Southwest Gas Holdings, Inc.	8,357	501,086
Spire, Inc.	7,800	477,282
UGI Corp.	31,036	1,116,986
		4,529,763
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	3,441	99,204
Class C	12,858	398,341
Ormat Technologies, Inc. (b)	6,611	754,712
Sunnova Energy International, Inc. (a)	8,517	373,470
		1,625,727
Multi-Utilities - 0.3%
Avista Corp.	10,159	380,759
Black Hills Corp.	9,243	546,446
MDU Resources Group, Inc.	29,718	781,286
NorthWestern Energy Corp.	7,657	417,077
Unitil Corp.	2,120	86,432
		2,212,000
Water Utilities - 0.2%
American States Water Co.	5,473	422,844
Cadiz, Inc. (a)	4,511	50,343
California Water Service Group	7,393	403,954
Middlesex Water Co.	2,627	209,109
SJW Corp.	3,799	251,380
York Water Co.	1,836	79,756
		1,417,386

TOTAL UTILITIES		15,995,993

TOTAL COMMON STOCKS
(Cost $682,907,572)		838,826,635

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.09% (e)	6,409,712	6,410,994
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	34,073,433	34,076,840
TOTAL MONEY MARKET FUNDS
(Cost $40,487,834)		40,487,834
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $723,395,406)		879,314,469
NET OTHER ASSETS (LIABILITIES) - (4.3)%(g)		(36,000,224)
NET ASSETS - 100%		$843,314,245

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	March 2021	$1,654,560	$22,306	$22,306
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	March 2021	1,634,990	26,539	26,539
TOTAL FUTURES CONTRACTS					$48,845

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,037 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $119,501 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,133
Fidelity Securities Lending Cash Central Fund	78,706
Total	$79,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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